U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2016

Date of reporting period: July 1, 2015 through June 30, 2016

Item 1. Report to Stockholders

June 30, 2016

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2016i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the 12-month period from July 1, 2015 through June 30, 2016 (the “reporting period”). During the first six months of the reporting period, the economy grew at a moderate pace. Real gross domestic product (GDP) increased at a 2.0 percent annual rate during the third quarter of 2015 and at a 0.9 percent annual rate in the fourth quarter of 2015. Real GDP increased at an annual rate of 0.8 percent during the first quarter of 2016. Economic growth ticked up slightly in the second quarter of 2016 with real GDP increasing at a 1.2 percent annual rate (advance estimate). All four of the quarterly GDP readings during the review period came in well below the trend growth rate. Economic growth during the first half of 2016 was anemic.

In the labor market, the national unemployment rate has fallen more than 5 percentage points from its peak and was 4.9 percent at the end of June. The labor participation rate (which measures the number of people actively seeking employment) was 62.7 percent at the end of June which is elevated by historical standards. Average hourly earnings increased at an annual rate of 2.6 percent through June.

Key measures of inflation remained subdued during the reporting period. The consumer price index (CPI) increased 1.0 percent on a year-over-year basis through June. Excluding food and energy, the core CPI increased 2.3 percent year-over-year. The personal consumption expenditure price index (PCE) increased 0.9 percent on a year-over-year basis through June. The core PCE (less food and energy) increased 1.6 percent year-over year. The core PCE has remained below the 2 percent target rate set by the Federal Reserve. Near-term and long-term inflation expectations remained well anchored.

The Federal Open Market Committee (FOMC) continued to maintain a highly accommodative stance during the period under review. The FOMC raised the federal funds target rate 25 basis points in December from 0-0.25 percent to 0.25 to 0.5 percent. This increase marked the end of a seven-year period during which the federal funds rate was held near zero. The FOMC left the fed funds target rate unchanged since its December meeting.

State and local governments have continued to successfully address ongoing fiscal challenges. However, state tax revenue growth slowed significantly in the second half of 2015 and in the first quarter of 2016. According to data compiled by the Rockefeller Institute, state and local government revenue from major taxes tracked by the Census Bureau grew by 4.2 percent in the fourth quarter of 2015, a substantial slowing from the 5.8 percent average for the four previous quarters. Total state tax revenue from all sources grew by 1.9 percent in the fourth quarter of 2015 and preliminary data for the first quarter of 2016 indicate another quarter of 1.9 percent growth.

Slowing revenue growth combined with volatile financial markets and increasing pension liabilities suggest that the outlook for state budgets in the 2016-17 state fiscal year will be less certain. Medicaid spending by states has continued to rise as a percentage of total state spending, growing from 20.5 percent in fiscal 2008 to an estimated 27.4 percent in fiscal 2015 (Source: National Association of State Budget Officers’ State Spending Report, 2015). State spending on Medicaid is expected to continue to increase in the coming years as federal funding is decreased under the Affordable Care Act.

Returns in the municipal bond market were very strong for the 12-month period under review. The Barclays Capital Municipal Bond Index (“BCMBI”), which tracks investment grade municipal securities across all sectors and maturities, had a total return of 7.65 percent for the twelve month period ended June 30, 2016. As of June 30, the BCMBI had a modified adjusted duration of 5.55 years.

A number of factors including declining interest rates, improving credit quality, and favorable supply/demand patterns led to lower yields and higher bond prices during the reporting period. Duration was the key factor in performance during the reporting period, with bonds with longer maturities significantly outperforming those with shorter maturities. Additionally, with a couple of exceptions (Puerto Rican bonds being a notable example) lower rated bonds generally outperformed higher rated bonds during the review period. As in the past, none of our single-state municipal bonds hold any Puerto Rican bonds.

The Kentucky Tax-Free Income Series provided shareholders a total return of 6.25 percent for the twelve months ended June 30, 2016. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 3.88 percent during

i

the period under review. The shorter duration of the funds (Kentucky Tax-Free Income Series had a modified adjusted duration of 4.65 years and the Kentucky Tax-Free Short-to-Medium Series had a modified adjusted duration of 3.82 years as of June 30) as compared to the index led to the relative underperformance of the funds during the reporting period.

Kentucky’s economy has continued to rebound from the recession in 2009. Kentucky’s General Fund receipts have risen for six consecutive years. For the fiscal year that ended June 30, 2016, General Fund receipts were 3.7 percent more than FY 15 tax collections. General Fund revenues exceeded the official revenue estimate by $49.0 million. Road Fund collections for FY 16 decreased by 2.9 percent from the previous fiscal year but still exceeded estimates by $36.6 million. The state’s annual average unemployment rate declined during the reporting period and stood at 5.0 percent at the end of June. In 2015, Kentucky had a per capita personal income of $38,989 which was well below the national average of $48,703.

The state’s appropriation supported debt was rated Aa3 by Moody’s and A by Standard & Poor’s as of June 30, 2016. Kentucky had net tax-supported debt per capita of $1,954 as of calendar year-end 2015, which was substantially above the state net tax-supported debt median of $1,025 (Source: Moody’s Investors Services, Medians-Total Debt Remains Static in 2016,State Debt Medians 2016, May 6, 2016).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 6.40 percent for the twelve months ended June 30, 2016. The Tennessee Tax-Free Short-to-Medium Series had a total return of 3.28 percent for the period under review. The shorter duration of the funds (Tennessee Tax-Free Income Series had a modified adjusted duration of 4.60 years and Tennessee Tax-Free Short-to-Medium Series had a modified adjusted duration of 3.56 years as of June 30) as compared to the index led to the relative underperformance of the funds during the reporting period.

Economic growth in Tennessee has largely mirrored that of the U.S. in recent years. Both the state and the nation have now had more than six years of growth since the end of the Great Recession. In Tennessee, inflation-adjusted gross domestic product (GDP) expanded by 2.4 percent in 2015 and is projected to increase at an annual rate of 2.3 percent in 2016. The state has continued to diversify its manufacturing base by adding high-tech employers. Automobile manufacturing continues to be an important part of the state’s economy. The state’s annual average unemployment rate at the end of June was 4.1 percent. In 2015, the state had a per capita personal income of $42,069 which was below the national average of $48,703.

Tennessee relies on a combination of a state sales tax, corporate income taxes, franchise and excise taxes, and the Hall income tax for its revenue. Total state revenue collections through June (on an accrual basis June is the eleventh month in the 2015-2016 fiscal year) were $911.2 million more than the budgeted estimate. The general fund recorded revenues in the amount of $841.1 million more than the budgeted estimate, and the four other funds $70.1 million more than the budgeted estimate.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2016. Tennessee had net tax-supported debt per capita of $298 as of calendar year-end 2015, which was substantially below the state net tax-supported debt median of $1,025 (Source: Moody’s Investors Services, Medians-Total Debt Remains Static in 2016, State Debt Medians 2016, May 6, 2016).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 7.28 percent for the twelve months ended June 30, 2016. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.59 percent for the period under review. The shorter duration of the funds (North Carolina Tax-Free Income Series had a modified adjusted duration of 5.38 years and North Carolina Tax-Free Short-to-Medium Series had a modified adjusted duration of 3.61 years as of June 30) led to the relative underperformance of the funds during the reporting period.

North Carolina’s economy has rebounded strongly from the national recession. The state finished FY 15 with a budget surplus of approximately $400 million. The state’s average annual unemployment rate at the end of June was 4.9 percent. In 2015, North Carolina had a per capita personal income of $40,656 which was below the national average of $48,703.

North Carolina’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2016. North Carolina had net tax-supported debt per capita of $721 as of calendar year-end 2015, which was below the state net tax-supported debt median of $1,025 (Source: Moody’s Investors Services, Medians- Total Debt Remains Static in 2016, State Debt Medians 2016, May 6, 2016).

The Alabama Tax-Free Income Series provided shareholders with a total return of 6.61 percent for the twelve months ended June 30, 2016. The shorter duration of the fund (4.09 years as of June 30) as compared to the index led to the relative underperformance of the fund during the reporting period.

Alabama is finally beginning to see growth accelerate following years of relatively subdued recovery. Manufacturing, professional, and business services have led the recent improvement. Tuscaloosa is a bright spot for the state as it is home to the University of Alabama and a Mercedes plant that has recently undergone an expansion. An Airbus jetliner plant is being built in Mobile which will help the state’s manufacturing sector to continue to grow. The state’s average annual unemployment rate at the end of June stood at 6.0 percent. In 2015, Alabama had a per capita personal income of $38,965 which was below the national average of $48,703.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2016. Alabama had net tax-supported debt per capita of $849 as of calendar year-end 2015, which was lower than the state net tax-supported debt median of $1,025 (Source: Moody’s Investors Services, Medians-Total Debt Remains Static in 2016,State Debt Medians 2016, May 6, 2016).

The Mississippi Tax-Free Income Series had a total return of 7.49 percent for the twelve month period ended June 30, 2016. The shorter duration of the fund (4.79 years as of June 30) as compared to the index led to the relative underperformance of the fund during the reporting period.

Mississippi’s economic recovery has also continued to lag behind the nation. Employment across all levels of government, the largest employer of Mississippians, has remained relatively flat. Out-migration has weighed on local industries, most notably retail, financial services and construction. The manufacturing sector has showed some signs of improvement. The shipbuilding industry continues to be negatively impacted by policies that would allow more competition for U.S. shipbuilding. The state’s average annual unemployment rate at the end of June was 5.9 percent. In 2015, Mississippi had a per capita personal income of $35,444 which was the lowest in the nation.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2016. Mississippi has net tax-supported debt per capita of $1,707 as of calendar year-end 2015, which was higher than the state net tax-supported debt median of $1,025 (Source: Moody’s Investors Services, Medians-Total Debt Remains Static in 2016, State Debt Medians 2016, May 6, 2016).

The Intermediate Government Bond Series had a total return of 6.57 percent for the twelve months ended June 30, 2016. The Barclays Capital U.S. Intermediate Government Bond Index had a total return of 3.93 percent for the one year period ended June 30, 2016. The longer duration of the fund (5.87 years as of June 30 compared to 3.89 years for the index) led to the relative outperformance of the fund during the reporting period.

The Taxable Municipal Bond Series had a total return of 9.29 percent for the twelve month period ended June 30, 2016. The Barclays Capital Municipal Bond Taxable Index had a total return of 12.71 percent for the same period. The shorter duration of the fund (7.10 years as of June 30 compared to 9.73 for the index) led to the relative underperformance of the fund during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Barclays Capital Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	2.68%
Aa/AA	82.38%
A	11.97%
B	0.31%
Not Rated	2.66%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	23.17%
Miscellaneous Public Improvement	18.22%
Municipal Utility Revenue	11.81%
Refunded	9.08%
Turnpikes and Toll Roads Revenue	8.74%
School Improvements	7.80%
University Consolidated Education and Building Revenue	7.53%
Hospital and Healthcare Revenue	6.52%
Public Facilities Revenue	3.82%
Airport Revenue	1.11%
State and Local Mortgage Revenue	1.09%
Miscellaneous Revenue	0.24%
Other Assets Less Liabilities	0.87%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.19%
Aa/AA	84.44%
A	14.37%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	22.66%
School Improvements	14.88%
Refunded	14.45%
Public Facilities Revenue	11.56%
Prerefunded	8.72%
Turnpikes and Toll Roads Revenue	8.59%
University Consolidated Education and Building Revenue	6.21%
Municipal Utility Revenue	5.52%
Hospital and Healthcare Revenue	5.04%
State and Local Mortgage Revenue	0.92%
Other Assets Less Liabilities	1.45%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.40%
Aa/AA	75.30%
A	21.89%
Not Rated	2.41%

100.00%

COMPOSITION
% of Net Assets
School Improvement Revenue	19.76%
Prerefunded	19.49%
Municipal Utility Revenue	19.11%
Public Facilities Revenue	11.79%
University Consolidated Education and Building Revenue	11.56%
Miscellaneous Public Improvement	6.91%
Refunded	5.80%
Hospital and Healthcare Revenue	3.55%
State and Local Mortgage Revenue	0.39%
Industrial Revenue	0.07%
Other Assets Less Liabilities	1.57%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.22%
Aa/AA	59.13%
A	40.56%
Not Rated	0.09%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	28.84%
University Consolidated Education and Building Revenue	26.13%
Public Facilities Revenue	15.59%
Municipal Utility Revenue	12.83%
Turnpikes and Toll Roads Revenue	6.08%
School Improvement Revenue	4.93%
Hospital and Healthcare Revenue	3.40%
Refunded	1.87%
Miscellaneous Public Improvement	1.39%
State and Local Mortgage Revenue	0.22%
Other Liabilities in Excess of Assets	(1.28)%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	2.34%
Aa/AA	78.78%
A	15.70%
Not Rated	3.18%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	39.83%
Prerefunded	16.11%
Public Facilities Revenue	12.20%
University Consolidated Education and Building Revenue	7.98%
Hospital and Healthcare Revenue	7.45%
Refunded	7.28%
State and Local Mortgage Revenue	2.18%
Miscellaneous Public Improvement	2.04%
Airport Revenue	1.83%
School Improvement Revenue	1.40%
Industrial Revenue	0.84%
Escrowed to Maturity	0.07%
Other Assets Less Liabilities	0.79%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	69.89%
A	26.48%
Not Rated	3.63%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	21.78%
Public Facilities Revenue	16.69%
Municipal Utility Revenue	14.27%
Refunded	12.69%
School Improvement Revenue	9.13%
Miscellaneous Public Improvement	7.80%
University Consolidated Education and Building Revenue	6.02%
State and Local Mortgage Revenue	2.98%
Hospital and Healthcare Revenue	2.55%
Airport Revenue	1.04%
Escrowed to Maturity	0.23%
Other Assets Less Liabilities	4.82%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.04%
Aa/AA	79.51%
A	15.45%
Baa/BBB	0.92%
Not Rated	1.08%

100.00%

COMPOSITION
% of Net Assets
Prefunded	18.69%
University Consolidated Education and Building Revenue	16.90%
Municipal Utility Revenue	13.28%
Hospital and Healthcare	13.20%
Refunded	10.13%
School Improvement Revenue	7.23%
Public Facilities Revenue	5.83%
Miscellaneous Public Improvement	4.12%
Airport Revenue	3.22%
Turnpikes and Toll Roads Revenue	1.64%
Escrowed to Maturity	1.49%
Lease Revenue	1.23%
Miscellaneous Revenue	0.41%
Other Assets Less Liabilities	2.63%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.62%
Aa/AA	86.98%
A	12.20%
Not Rated	0.20%

100.00%

COMPOSITION
% of Net Assets
Prefunded	22.05%
Refunded	21.11%
Municipal Utility Revenue	14.41%
School Improvement Revenue	8.65%
Hospital and Healthcare Revenue	7.97%
University Consolidated Education and Building Revenue	5.18%
Miscellaneous Public Improvement	5.08%
Public Facilities Revenue	4.88%
Escrowed to Maturity	3.76%
Turnpikes and Toll Roads Revenue	1.36%
Ad Valorem Property	1.24%
Lease Revenue	1.12%
Airport Revenue	0.84%
Other Assets Less Liabilities	2.35%

100.00%

v

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	59.97%
Federal Home Loan Bank	30.49%
Federal National Mortgage Association	6.98%
Other Assets Less Liabilities	2.56%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	82.77%
A	17.23%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	30.56%
Municipal Utility Revenue	26.35%
School Improvement Revenue	13.68%
Miscellaneous Public Improvement	10.22%
Hospital and Healthcare Revenue	4.35%
Turnpikes and Toll Roads Revenue	3.54%
Marina and Port Authority Revenue	2.27%
Sales Tax Revenue	2.13%
University Consolidated Education and Building Revenue	1.13%
Other Assets Less Liabilities	5.77%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedule of Portfolio Investments for individual bond ratings.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note that all legacy Lehman Brothers benchmark indices were rebranded as Barclays Capital (“BarCap”) indices in November 2008.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
19.76% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000%	09/01/2039	A1	$600,000	$716,556
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa3	225,000	269,564
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	231,760
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	536,711
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	304,241
Madison County AL Board of Education Capital Outlay	5.000	09/01/2031	Aa3	660,000	815,621
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	279,520
Montgomery AL Warrants	5.000	03/01/2028	Aa1	35,000	35,977
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	176,363
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,228,983
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	176,486
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	81,918
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2	615,000	705,922
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3	5,000	5,015
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	104,247
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	99,341
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	34,653

					5,802,875
PREREFUNDED BONDS
19.49’% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/01/2024	Aa1	100,000	106,165
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1	640,000	679,456
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1	125,000	139,766
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	121,950
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2	300,000	312,054
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2	420,000	436,876
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2	600,000	624,108
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2	50,000	54,102
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	52,356
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	111,760
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	130,000	134,289
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	65,000	67,144
Jacksonville AL State University	5.125	12/01/2033	AA*	235,000	259,663
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3	100,000	109,134
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3	285,000	312,015
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3	505,000	553,142
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3	200,000	214,490
Montgomery AL Warrants	5.000	03/01/2028	Aa1	140,000	144,117
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	369,402
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	412,343
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	123,106
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	231,483
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2	150,000	158,372

					5,727,291
MUNICIPAL UTILITY REVENUE BONDS
19.11% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	305,278
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	103,329
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	243,909
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2	80,000	92,943
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2040	Aa2	150,000	180,860
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2	550,000	639,579
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	170,220
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	439,408
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1	300,000	321,888
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	521,944

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Limestone County AL Water & Sewer Authority	5.000%	12/01/2033	A*	$300,000	$354,939
Limestone County AL Water & Sewer Authority	4.750	12/01/2034	AA*	375,000	455,948
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	A*	250,000	305,520
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	463,664
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	111,096
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3	250,000	280,213
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	79,840
Phenix City AL Water and Sewer	5.000	08/15/2034	A3	90,000	100,047
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2	75,000	84,113
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	275,360
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	83,756

					5,613,851
PUBLIC FACILITIES REVENUE BONDS
11.79% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	457,264
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,185
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	230,518
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	283,975
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1	245,000	252,328
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1	110,000	113,391
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	282,735
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	338,877
Trussville AL Warrants	5.000	10/01/2039	Aa2	1,220,000	1,448,701

					3,464,974
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.56% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	501,630
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	174,188
Jacksonville AL State University	5.125	12/01/2033	AA*	215,000	237,837
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	307,958
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	275,895
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	549,311
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	272,383
University of Alabama General Revenue	5.000	07/01/2034	Aa2	250,000	269,780
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1	550,000	593,758
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1	100,000	107,291
University of South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1	105,000	106,855

					3,396,886
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.91% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	A+*	125,000	139,810
Daphne AL Warrants	5.000	04/01/2023	Aa2	75,000	75,197
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	299,733
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	422,979
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2	335,000	369,445
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1	175,000	191,667
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1	150,000	164,786
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	365,508

					2,029,123
REFUNDING BONDS
5.80% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	128,040
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	873,496
Shelby County Alabama	4.000	08/15/2038	AA+*	250,000	278,510
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	424,718

					1,704,764

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE BONDS
3.55% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000%	11/01/2035	AA-@	$550,000	$672,040
Chilton County AL Health Care Authority Limited Obligation Sales Tax	5.000	11/01/2032	AA-@	300,000	370,251

					1,042,291
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.39% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	110,000	114,981

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.07% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	20,000	20,024

Total Investments 98.43% of Net Assets (cost $26,887,711) (See (a) below for further explanation)					$28,917,059

Other assets in excess of liabilities 1.57%					461,419

Net Assets 100%					$29,378,478

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $26,887,557 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$ 2,029,588
Unrealized depreciation	(86)

Net unrealized appreciation	$ 2,029,502

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	28,917,059
Level 3	Significant Unobservable Inputs	—

$28,917,059

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $26,887,711)		$28,917,059
Cash		243,199
Interest receivable		365,590

Total assets		29,525,848
LIABILITIES:
Payable for:
Distributions to shareholders	106,544
Fund shares redeemed	12,087
Investment advisory fee	10,449
Transfer agent fee	4,020
Accrued expenses	14,270

Total liabilities		147,370

NET ASSETS:
Capital		27,385,291
Accumulated net investment income		156
Accumulated net realized loss on investment transactions		(36,317)
Net unrealized appreciation in value of investments		2,029,348

Net assets at value		$29,378,478

NET ASSET VALUE, offering price and redemption price per share (2,300,814 shares outstanding; unlimited number of shares authorized; no par value)		$12.77

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$1,029,268

Expenses:
Investment advisory fee	133,595
Transfer agent fee	38,063
Custodian expense	9,030
Professional fees	5,730
Trustees fees	2,670
Other expenses	20,250

Total expenses	209,338
Fees waived by Adviser (Note 2)	(19,398)
Custodian expense reduction	(46)

Net expenses	189,894

Net investment income	839,374

Realized and unrealized gain on investments:
Net realized gain	7,105
Net change in unrealized appreciation/depreciation	879,042

Net realized and unrealized gain on investments	886,147

Net increase in net assets resulting from operations	$1,725,521

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$839,374	$825,995
Net realized gain on investments	7,105	60,994
Net change in unrealized appreciation/depreciation	879,042	16,768

Net increase in net assets resulting from operations	1,725,521	903,757
Distributions from net investment income (Note 6)	(839,350)	(825,972)
Net fund share transactions (Note 4)	2,981,730	2,074,414

Total increase	3,867,901	2,152,199
Net assets:
Beginning of year	25,510,577	23,358,378

End of year	$29,378,478	$25,510,577

Accumulated net investment income	$156	$132

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$12.36	$12.32	$12.10	$12.41	$11.72

Income from investment operations:
Net investment income	0.39	0.41	0.42	0.43	0.44
Net gains/(losses) on securities	0.41	0.04	0.23	(0.30)	0.70

Total from investment operations	0.80	0.45	0.65	0.13	1.14
Less distributions:
Distributions from net investment income	(0.39)	(0.41)	(0.42)	(0.43)	(0.44)
Distributions from capital gains	—	—	(0.01)	(0.01)	(0.01)

Total distributions	(0.39)	(0.41)	(0.43)	(0.44)	(0.45)

Net asset value, end of year	$12.77	$12.36	$12.32	$12.10	$12.41

Total return	6.61%	3.64%	5.56%	0.94%	9.81%
Net assets, end of year (in thousands)	$29,378	$25,511	$23,358	$24,300	$22,911
Ratio of net expenses to average net assets (a)	0.71%	0.71%	0.72%	0.70%	0.68%
Ratio of gross expenses to average net assets	0.78%	0.79%	0.81%	0.78%	0.78%
Ratio of net investment income to average net assets	3.14%	3.26%	3.48%	3.40%	3.59%
Portfolio turnover	5.37%	9.65%	10.48%	6.46%	7.80%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
23.17% of Net Assets
Franklin County KY School Building Revenue	4.750%	05/01/2027	Aa3	$3,570,000	$3,693,344
Hardin County KY School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,296,775
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa3	3,770,000	3,836,541
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa3	3,000,000	3,113,700
Kenton County KY School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,625,253
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2	5,445,000	5,742,787
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2	6,090,000	6,423,062
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*	1,000,000	1,131,830
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA*	2,750,000	3,082,833
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA*	2,560,000	2,888,525
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,871,400
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,297,120
KY State Property & Building #87	5.000	03/01/2019	Aa3	2,965,000	3,051,815
KY State Property & Building #87	5.000	03/01/2022	Aa3	1,635,000	1,682,873
KY State Property & Building #87	5.000	03/01/2023	Aa3	5,080,000	5,228,742
KY State Property & Building #87	5.000	03/01/2025	AA-*	14,565,000	14,991,463
KY State Property & Building #87	5.000	03/01/2026	AA-*	8,060,000	8,295,997
KY State Property & Building #87	5.000	03/01/2027	AA-*	10,125,000	10,421,460
KY State Property & Building #88	5.000	11/01/2024	Aa3	1,355,000	1,434,213
KY State Property & Building #88	4.750	11/01/2027	Aa3	5,800,000	6,112,620
KY State Property & Building #89	5.000	11/01/2025	Aa3	5,000,000	5,496,050
KY State Property & Building #89	5.000	11/01/2026	Aa3	13,390,000	14,728,197
KY State Property & Building #89	5.000	11/01/2027	Aa3	4,900,000	5,383,728
KY State Property & Building #90	5.375	11/01/2023	NR	1,060,000	1,173,049
KY State Property & Building #90	5.500	11/01/2028	NR	21,955,000	24,376,197
KY State Property & Building #91	5.750	04/01/2029	A1	210,000	228,711
KY State Property & Building #93	4.875	02/01/2028	AA*	440,000	486,517
KY State Property & Building #93	5.250	02/01/2025	AA*	6,425,000	7,165,867
KY State Property & Building #93	5.250	02/01/2028	AA*	9,305,000	10,377,960
KY State Property & Building #93	5.000	02/01/2029	AA*	445,000	493,465
KY State Property & Building #93	5.250	02/01/2029	AA*	20,060,000	22,373,119
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,225,000	3,500,996
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	9,530,000	10,345,577
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	2,460,000	2,670,527
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2	4,440,000	4,995,000
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2	3,080,000	3,466,971
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	10,035,000	11,295,797
Laurel County School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,037,520
Louisville & Jefferson County Metropolitan Health — St. Marys	6.125	02/01/2037	NR	1,300,000	1,412,333
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa	2,000,000	2,033,580
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa	10,695,000	10,874,569
Taylor County KY Detention Facility	4.750	09/01/2027	A1	2,110,000	2,125,551

					237,263,632
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
18.22% of Net Assets
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	715,388
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,140,760
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,126,171
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,315,187
KY State Property & Building #76	5.500	08/01/2021	Aa3	1,400,000	1,682,352
KY State Property & Building #83	5.000	10/01/2017	Aa3	5,000,000	5,265,050
KY State Property & Building #87	5.000	03/01/2019	Aa3	35,000	36,006
KY State Property & Building #87	5.000	03/01/2022	Aa3	30,000	30,848
KY State Property & Building #87	5.000	03/01/2023	Aa3	95,000	97,618
KY State Property & Building #87	5.000	03/01/2025	Aa3	270,000	277,700
KY State Property & Building #87	5.000	03/01/2026	Aa3	170,000	174,791
KY State Property & Building #87	5.000	03/01/2027	Aa3	165,000	169,571

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #90	5.375%	11/01/2023	Aa3	$140,000	$154,038
KY State Property & Building #90	5.500	11/01/2028	Aa3	2,850,000	3,141,185
KY State Property & Building #93	4.875	02/01/2028	AA*	60,000	65,421
KY State Property & Building #93	5.250	02/01/2025	AA*	825,000	912,722
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,319,149
KY State Property & Building #93	5.000	02/01/2029	AA*	55,000	60,188
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,849,429
KY State Property & Building #96	5.000	11/01/2029	Aa3	5,000,000	5,572,450
KY State Property & Building #98	5.000	08/01/2021	Aa3	2,505,000	2,882,353
KY State Property & Building #100	5.000	08/01/2026	Aa3	2,000,000	2,346,880
KY State Property & Building #100	5.000	08/01/2027	Aa3	1,710,000	2,001,093
KY State Property & Building #100	5.000	08/01/2028	Aa3	4,000,000	4,674,520
KY State Property & Building #100	5.000	08/01/2029	Aa3	2,500,000	2,909,600
KY State Property & Building #100	5.000	08/01/2030	Aa3	9,980,000	11,599,155
KY State Property & Building #100	5.000	08/01/2031	Aa3	5,100,000	5,913,960
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,432,978
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,535,066
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,651,118
KY State Property & Building #106	5.000	10/01/2029	Aa3	4,130,000	4,990,362
KY State Property & Building #106	5.000	10/01/2032	Aa3	6,275,000	7,521,152
KY State Property & Building #106	5.000	10/01/2030	Aa3	7,165,000	8,625,370
KY State Property & Building #106	5.000	10/01/2031	Aa3	4,910,000	5,896,026
KY State Property & Building #106	5.000	10/01/2033	Aa3	4,870,000	5,811,761
KY State Property & Building #108	5.000	08/01/2031	Aa3	8,290,000	10,161,468
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	5,952,226
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	1,198,248
KY State Property & Building #108	5.000	08/01/2032	Aa3	8,820,000	10,770,543
KY State Property & Building #108	5.000	08/01/2033	Aa3	5,270,000	6,420,968
KY State Property & Building #108	5.000	08/01/2030	Aa3	5,000,000	6,137,950
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	3,309,892
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	5,202,666
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,850,042
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,218,400
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	2,309,754
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,030,000	3,672,390
KY State Property & Building #112	5.000	11/01/2028	Aa3	2,500,000	3,130,800
KT State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	9,516,038
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	10,049,690
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	2,076,965
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	1,028,223
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	431,371
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,195,240

					186,530,290
MUNICIPAL UTILITY REVENUE BONDS
11.81% of Net Assets
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2025	Aa2	2,395,000	2,501,410
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2	4,175,000	4,360,955
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2	4,385,000	4,581,799
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2037	Aa2	11,220,000	11,691,016
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	834,660
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	869,449
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	990,761
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	905,624
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	948,560
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	583,417
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	245,000	245,652
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,277,219
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,040,116
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,994,211

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	4.750%	05/15/2034	Aa3	$2,230,000	$2,668,373
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,334,994
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,676,848
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,959,116
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,692,608
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	7,000,000	7,405,160
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3	5,185,000	5,579,319
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	2,865,000	3,257,677
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	2,500,000	2,838,175
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	32,676,477
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,117,100
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,110,000
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,769,763
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,100,747
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,185,090
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	5,085,832
Owensboro KY Water Revenue	5.000	09/15/2025	A1	545,000	592,862

					120,874,989
REFUNDED BONDS
9.08% of Net Assets
KY State Property & Building #80	5.250	05/01/2018	Aa3	2,940,000	3,181,903
KY State Property & Building #80	5.250	05/01/2020	Aa3	1,000,000	1,153,820
KY State Property & Building #83	5.000	10/01/2018	Aa3	17,750,000	19,356,553
KY State Property & Building #83	5.250	10/01/2020	Aa3	24,220,000	28,208,792
KY State Property & Building #84	5.000	08/01/2019	Aa3	10,000,000	11,212,500
KY State Property & Building #84	5.000	08/01/2021	Aa3	310,000	365,769
KY State Property & Building #84	5.000	08/01/2022	Aa3	18,000,000	21,639,600
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	492,278
KY State Property & Building #104	5.000	11/01/2021	A1	2,085,000	2,455,505
KY State Property & Building #104	5.000	11/01/2022	A1	1,290,000	1,545,510
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	3,347,275

					92,959,503
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.74% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,992,509
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,806,364
Ky Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	4,013,100
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	4,198,456
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	12,229,475
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	3,775,000	4,453,405
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	5,165,000	6,030,447
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,845,000	2,152,211
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2	4,930,000	5,923,247
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2	1,465,000	1,765,765
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2	9,350,000	11,198,121
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	7,235,000	8,724,976
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	8,755,000	10,463,363
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,611,822
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2	5,000,000	6,051,950
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2	4,000,000	5,029,320
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2	1,500,000	1,829,175

					89,473,705
SCHOOL IMPROVEMENT BONDS
7.80% of Net Assets
Fayette County KY School District Finance Corporation	5.000	06/01/2031	A1	3,705,000	4,289,093
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,651,235
Fayette County KY School District Finance Corporation	5.000	10/01/2028	A1	2,875,000	3,484,788
Fayette County KY School District Finance Corporation	5.000	10/01/2029	A1	3,660,000	4,427,978
Fayette County KY School District Finance Corporation	5.000	10/01/2032	A1	3,615,000	4,357,232

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fayette County KY School District Finance Corporation	5.000%	10/01/2033	A1	$4,385,000	$5,255,817
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	2,090,636
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,963,588
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,628,975
Hardin County KY School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	521,145
Hardin County KY School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	544,547
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	5,132,386
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	6,234,299
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,527,619
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,199,962
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,257,829
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,392,117
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,452,508
Scott County KY School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,922,328
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	546,355

					79,880,434
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.53% of Net Assets
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	A3	5,330,000	5,510,954
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,119,964
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,443,328
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,606,998
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,775,362
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,370,508
Louisville & Jefferson County Univeristy of Louisville	4.750	03/01/2028	Aa3	3,250,000	3,447,340
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,231,123
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,084,124
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,710,087
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,668,055
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,915,856
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,886,436
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,826,609
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,542,381
University of Louisville General Receipts	5.000	09/01/2029	Aa3	2,280,000	2,677,951
University of Louisville General Receipts	5.000	09/01/2030	Aa3	440,000	515,121
University of Louisville General Receipts	5.000	09/01/2031	Aa3	2,580,000	3,017,697
Western KY University	4.750	09/01/2033	Aa3	2,505,000	2,973,961
Western KY University	5.000	05/01/2032	Aa3	1,500,000	1,760,220

					77,084,076
HOSPITAL AND HEALTHCARE BONDS
6.52% of Net Assets
KY Bond Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,819,875
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,339,428
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A3	4,855,000	5,300,058
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	A3	1,205,000	1,311,293
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A3	2,410,000	2,637,673
KY Development Finance Authority — Catholic Health	5.375	01/01/2040	A3	300,000	349,902
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3	1,500,000	1,737,330
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3	1,000,000	1,163,760
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3	5,260,000	5,990,456
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A3	2,000,000	2,306,780
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A3	14,785,000	16,815,424
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A3	2,750,000	3,161,950
Louisville & Jefferson County Metropolitan Health — Norton Health	5.500	10/01/2033	A-*	2,000,000	2,450,660
Louisville & Jefferson County Metropolitan Health — Norton Health	5.000	10/01/2030	A-*	2,000,000	2,019,120
Louisville & Jefferson County Metropolitan Health — Norton Health	5.250	10/01/2036	A-*	3,460,000	3,492,697
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*	530,000	535,740
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	7,266,194

					66,698,339

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
3.82% of Net Assets
Bracken County KY Public Property	5.000%	08/01/2029	Aa3	$840,000	$978,071
Bracken County KY Public Property	5.000	08/01/2030	Aa3	1,110,000	1,294,216
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	3,033,705
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,987,746
KY State Certificates of Participation	5.000	06/15/2038	Aa3	7,535,000	9,058,577
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa2	625,000	708,381
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2	2,750,000	3,183,978
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,291,927
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2	750,000	894,405
River City, Inc. Parking Authority	4.750	06/01/2028	Aa2	940,000	1,118,967
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2	1,025,000	1,212,831
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2	1,160,000	1,376,700
River City, Inc. Parking Authority	4.750	06/01/2031	Aa2	1,270,000	1,498,219
River City, Inc. Parking Authority	4.750	06/01/2029	Aa2	980,000	1,163,074
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2	1,395,000	1,658,209
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2	1,080,000	1,291,464
River City, Inc. Parking Authority	5.000	06/01/2032	Aa2	1,130,000	1,347,220
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,737,389
Wolfe County KY Public Property	5.000	04/01/2030	Aa3	2,855,000	3,255,271

					39,090,347
AIRPORT BONDS
1.11% of Net Assets
Kenton County Airport	5.000	01/01/2033	A2	1,210,000	1,487,441
Kenton County Airport	5.000	01/01/2031	A2	425,000	524,901
Kenton County Airport	5.000	01/01/2032	A2	750,000	924,128
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,494,700
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,705,418
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,809,879
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	2,030,770
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,403,485

					11,380,721
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.09% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A3	315,000	315,939
KY Economic Development Finance Authority-Christian Care	5.375	11/20/2035	AA+*	660,000	680,605
KY Housing Corporation	4.750	07/01/2032	Aaa	1,265,000	1,279,257
KY Housing Corporation	4.875	07/01/2023	Aaa	770,000	804,365
KY Housing Corporation	4.850	07/01/2029	Aaa	2,975,000	3,148,800
KY Housing Corporation	4.750	07/01/2035	Aaa	3,610,000	3,872,014
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	1,013,007

					11,113,986
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3	2,030,000	2,459,020

Total Investments 99.13% of Net Assets (cost $936,781,509) (See (a) below for further explanation)					$1,014,809,042

Other assets in excess of liabilities .87%					8,935,502

Net Assets 100%					$1,023,744,544

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

(a)	Cost for federal income tax purposes is $936,725,529 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$78,083,513
Unrealized depreciation	—

Net unrealized appreciation	$78,083,513

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	1,014,809,042
Level 3	Significant Unobservable Inputs	—

$1,014,809,042

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $936,781,509)		$1,014,809,042
Cash		317,118
Receivable for fund shares sold		35,667
Interest receivable		12,984,874

Total assets		1,028,146,701
LIABILITIES:
Payable for:
Distributions to shareholders	3,225,289
Fund shares redeemed	480,733
Investment advisory fee	310,851
Transfer agent fee	100,471
Trustees fees	52,396
Accrued expenses	232,417

Total liabilities		4,402,157

NET ASSETS:
Capital		945,486,702
Accumulated net investment income		55,980
Accumulated net realized gain on investment transactions		174,329
Net unrealized appreciation in value of investments		78,027,533

Net assets at value		$1,023,744,544

NET ASSET VALUE, offering price and redemption price per share (126,944,113 shares outstanding; unlimited number of shares authorized; no par value)		$8.06

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$36,822,247

Expenses:
Investment advisory fee	3,737,514
Transfer agent fee	1,201,763
Custodian expense	95,586
Professional fees	210,949
Trustees fees	101,015
Other expenses	117,572

Total expenses	5,464,399
Custodian expense reduction	(490)

Net expenses	5,463,909

Net investment income	31,358,338

Realized and unrealized gain on investments:
Net realized gain	239,102
Net change in unrealized appreciation/depreciation	29,781,496

Net realized and unrealized gain on investments	30,020,598

Net increase in net assets resulting from operations	$61,378,936

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$31,358,338	$32,471,978
Net realized gain on investments	239,102	215,331
Net change in unrealized appreciation/depreciation	29,781,496	(8,192,046)

Net increase in net assets resulting from operations	61,378,936	24,495,263
Distributions from net investment income (Note 6)	(31,348,902)	(32,463,029)
Distributions from capital gains (Note 6)	(258,021)	(402,816)
Net fund share transactions (Note 4)	4,342,562	28,451,332

Total increase	34,114,575	20,080,750
Net assets:
Beginning of year	989,629,969	969,549,219

End of year	$1,023,744,544	$989,629,969

Accumulated net investment income	$55,980	$46,544

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$7.83	$7.89	$7.74	$7.99	$7.63

Income from investment operations:
Net investment income	0.25	0.26	0.27	0.27	0.28
Net gains/(losses) on securities	0.23	(0.06)	0.16	(0.25)	0.39

Total from investment operations	0.48	0.20	0.43	0.02	0.67
Less distributions:
Distributions from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.28)
Distributions from capital gains	0.00 (b)	0.00 (b)	(0.01)	0.00 (b)	(0.03)

Total distributions	(0.25)	(0.26)	(0.28)	(0.27)	(0.31)

Net asset value, end of year	$8.06	$7.83	$7.89	$7.74	$7.99

Total return	6.25%	2.60%	5.65%	0.17%	8.97%
Net assets, end of year (in thousands)	$1,023,745	$989,630	$969,549	$948,276	$989,404
Ratio of net expenses to average net assets (a)	0.55%	0.55%	0.57%	0.57%	0.57%
Ratio of gross expenses to average net assets	0.55%	0.55%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	3.15%	3.29%	3.45%	3.35%	3.60%
Portfolio turnover	11.53%	7.80%	9.43%	7.02%	8.39%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.66% of Net Assets
KY Association of Counties	4.250%	02/01/2017	AA-*	$500,000	$509,885
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	120,787
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	275,762
KY State Property & Building #76	5.500	08/01/2017	Aa3	190,000	199,806
KY State Property & Building #76	5.500	08/01/2018	Aa3	1,415,000	1,549,821
KY State Property & Building #83	5.000	10/01/2017	Aa3	100,000	105,301
KY State Property & Building #87	5.000	03/01/2017	Aa3	850,000	874,769
KY State Property & Building #87	5.000	03/01/2020	Aa3	95,000	97,833
KY State Property & Building #89	3.750	11/01/2017	Aa3	100,000	104,062
KY State Property & Building #90	5.000	11/01/2018	Aa3	250,000	273,273
KY State Property & Building #90	5.750	11/01/2019	Aa3	200,000	222,174
KY State Property & Building #90	5.000	11/01/2020	Aa3	495,000	540,718
KY State Property & Building #93	5.250	02/01/2018	Aa3	510,000	545,108
KY State Property & Building #93	5.250	02/01/2021	AA*	25,000	27,706
KY State Property & Building #94	5.000	05/01/2017	Aa2	500,000	517,675
KY State Property & Building #95	5.000	08/01/2017	Aa3	200,000	209,354
KY State Property & Building #100	5.000	08/01/2019	Aa3	100,000	111,866
KY State Property & Building #100	5.000	08/01/2017	Aa3	500,000	523,385
KY State Property & Building #100	5.000	08/01/2025	Aa3	500,000	589,680
KY State Property & Building #100	5.000	08/01/2024	Aa3	750,000	885,735
KY State Property & Building #106	5.000	10/01/2021	Aa3	750,000	884,595
KY State Property & Building #106	5.000	10/01/2023	Aa3	540,000	659,448
KY State Property & Building #106	5.000	10/01/2024	Aa3	750,000	922,275
KY State Property & Building #106	5.000	10/01/2025	Aa3	2,365,000	2,909,872
KY State Property & Building #108	5.000	08/01/2023	Aa3	2,000,000	2,434,360
KY State Property & Building #108	5.000	08/01/2023	Aa3	875,000	1,064,376
KY State Property & Building #110	5.000	08/01/2023	Aa3	1,750,000	2,130,065

					19,289,691
SCHOOL IMPROVEMENT BONDS
14.88% of Net Assets
Barren County KY School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	611,950
Barren County KY School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,265,599
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	360,078
Fayette County KY School District Finance Corporation	5.000	08/01/2023	Aa3	1,000,000	1,220,160
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1	1,000,000	1,114,100
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	612,030
Grant County KY School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	191,450
Hardin County KY School District	5.000	03/01/2023	Aa3	770,000	936,058
Jefferson County KY School District Finance Corporation	5.250	01/01/2017	Aa3	200,000	204,652
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	1,000,000	1,177,210
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	699,948
Johnson County KY School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	190,760
Laurel County KY School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	540,558
Laurel County KY School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	1,011,245
Pendleton County KY School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	458,109
Pike County School District Finance Corporation	5.000	02/01/2025	Aa3	900,000	1,124,910
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	131,768
Warren County KY School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	823,332

					12,673,916
REFUNDED BONDS
14.45% of Net Assets
KY State Property & Building #82	5.250	10/01/2017	Aa3	1,260,000	1,332,185
KY State Property & Building #83	5.000	10/01/2016	Aa3	775,000	783,990
KY State Property & Building #83	5.000	10/01/2019	Aa3	1,750,000	1,969,258
KY State Property & Building #84	5.000	08/01/2019	Aa3	1,000,000	1,121,250
KY State Property & Building #101	5.000	10/01/2019	Aa3	1,050,000	1,181,555

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #104	5.000%	11/01/2021	A1	$1,000,000	$1,177,700
KY State Property & Building #106	5.000	10/01/2026	Aa3	1,000,000	1,221,960
KY State Property & Building #108	5.000	08/01/2022	Aa3	200,000	239,796
KY State Property & Building #112	5.000	11/01/2024	Aa3	2,500,000	3,097,000
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2	180,000	182,068

					12,306,762
PUBLIC FACILITIES REVENUE BONDS
11.56% of Net Assets
KY State Certificates of Participation	4.000	06/15/2023	Aa3	940,000	1,085,315
KY State Certificates of Participation	4.000	06/15/2022	Aa3	1,000,000	1,145,670
KY State Certificates of Participation	4.000	06/15/2024	Aa3	300,000	349,455
KY State Property & Building #109	5.000	10/01/2022	Aa3	1,000,000	1,202,840
Laurel County KY Justice Center	5.000	03/01/2023	Aa3	600,000	735,354
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,551,612
Livingston County KY Public Properties	5.000	08/01/2022	Aa3	500,000	598,845
Livingston County KY Public Properties	5.000	08/01/2023	Aa3	525,000	642,941
Livingston County KY Public Properties	5.000	08/01/2024	Aa3	555,000	689,027
Todd County KY Public Properties Court House	3.250	06/01/2019	Aa3	100,000	105,893
Warren County KY Justice Center Expansion Corporation	5.000	09/01/2023	Aa3	1,250,000	1,527,288
Whitley County KY Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	214,392

					9,848,631
PREREFUNDED BONDS
8.72% of Net Assets
Adair County KY Public Properties	4.000	12/01/2022	Aa3	170,000	178,131
Daviess Co KY School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	103,867
KY Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2	150,000	156,473
KY Asset Liability Universityof Kentucky Project Notes	5.000	10/01/2019	Aa2	320,000	337,626
KY Asset Liablity Commission University of Kentucky	5.000	10/01/2020	Aa2	150,000	158,282
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	212,406
KY State Property & Building #87	5.000	03/01/2018	AA-*	100,000	102,948
KY State Property & Building #87	5.000	03/01/2020	Aa3	3,755,000	3,864,421
KY State Property & Building #89	5.000	11/01/2020	Aa3	200,000	219,842
KY State Property & Building #93	5.250	02/01/2021	AA*	175,000	195,227
KY Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa2	105,000	112,162
Oldham County KY School Building Corporation	4.375	06/01/2018	Aa3	1,730,000	1,788,976

					7,430,359
TURNPIKES/TOLLROAD/HIGHWAY BONDS
8.59% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	1,450,000	1,807,251
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	675,000	833,517
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	620,610
KY Asset Liability Project Notes	4.500	09/01/2016	A2	175,000	176,166
KY Asset Liability Project Notes	5.000	09/01/2017	A2	1,500,000	1,573,350
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	288,835
KY Turnpike Ecomonic Development Road Revenue	5.000	07/01/2024	Aa2	1,000,000	1,185,040
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2	600,000	728,958
KY Turpnike Economic Development Road Revenue	5.000	07/01/2024	Aa2	85,000	103,653

					7,317,380
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.21% of Net Assets
Boyle County KY Centre College	5.000	06/01/2018	A3	200,000	207,472
Boyle County KY Centre College	5.000	06/01/2020	A3	150,000	155,505
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2	100,000	100,924
KY State Property & Building #114	5.000	10/01/2024	Aa3	1,415,000	1,749,775
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3	300,000	314,655
Morehead State University	5.000	10/01/2022	Aa3	310,000	376,793
Northern Ky University General Receipts	4.000	09/01/2018	Aa3	150,000	159,365
Western KY University	4.000	09/01/2017	Aa3	2,145,000	2,223,957

					5,288,445

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
5.52% of Net Assets
Bourbon County KY Public Project	3.800%	02/01/2019	A2	$260,000	$264,443
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	516,622
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	309,609
KY Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	262,668
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	546,976
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	576,163
KY Rural Water Finance Corporation	4.500	08/01/2021	A3	100,000	103,982
Lawrenceburg KY Water and Sewer	3.000	10/01/2018	A1	375,000	391,661
Northern KY Water	5.000	02/01/2026	Aa3	815,000	995,042
Owensboro KY Electric Light &Power	5.000	01/01/2024	A2	650,000	733,044

					4,700,209
HOSPITAL AND HEALTHCARE
5.04% of Net Assets
KY Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2	105,000	109,139
KY Economic Development — Baptist Healthcare System	4.750	08/15/2019	A3	110,000	118,289
Lexington-Fayette Urban County Government	5.000	06/01/2024	Aa3	2,800,000	3,268,832
Warren County Hospital	4.000	04/01/2020	A+*	195,000	206,776
Warren County Hospital	5.000	04/01/2023	A+*	500,000	590,830

					4,293,866
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.92% of Net Assets
KY Housing Corporation	5.000	07/01/2023	Aaa	750,000	783,473

Total Investments 98.55% of Net Assets (cost $80,722,364 (See (a) below for further explanation)					$83,932,732

Other assets in excess of liabilities 1.45%					1,235,951

Net Assets 100%					$85,168,683

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $80,722,364 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,210,368
Unrealized depreciation	—

Net unrealized appreciation	$3,210,368

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	83,932,732
Level 3	Significant Unobservable Inputs	—

$83,932,732

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $80,722,364)		$83,932,732
Cash		373,237
Interest receivable		1,000,388

Total assets		85,306,357
LIABILITIES:
Payable for:
Distributions to shareholders	63,402
Fund shares redeemed	1,963
Investment advisory fee	35,554
Transfer agent fee	15,667
Trustees fees	2,864
Accrued expenses	18,224

Total liabilities		137,674

NET ASSETS:
Capital		82,184,661
Accumulated net realized loss on investment transactions		(226,346)
Net unrealized appreciation in value of investments		3,210,368

Net assets at value		$85,168,683

NET ASSET VALUE, offering price and redemption price per share (15,622,571 shares outstanding; unlimited number of shares authorized; no par value)		$5.45

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$2,253,735

Expenses:
Investment advisory fee	420,648
Transfer agent fee	106,956
Custodian expense	18,371
Professional fees	17,687
Trustees fees	8,450
Pricing	5,001
Other expenses	30,898

Total expenses	608,011
Custodian expense reduction	(94)

Net expenses	607,917

Net investment income	1,645,818

Realized and unrealized gain on investments:
Net realized gain	57,349
Net change in unrealized appreciation/depreciation	1,482,281

Net realized and unrealized gain on investments	1,539,630

Net increase in net assets resulting from operations	$3,185,448

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$1,645,818	$1,726,545
Net realized gain on investments	57,349	115,898
Net change in unrealized appreciation/depreciation	1,482,281	(1,462,819)

Net increase in net assets resulting from operations	3,185,448	379,624
Distributions from net investment income (Note 6)	(1,645,818)	(1,726,545)
Net fund share transactions (Note 4)	3,574,000	(815,873)

Total increase/(decrease)	5,113,630	(2,162,794)
Net assets:
Beginning of year	80,055,053	82,217,847

End of year	$85,168,683	$80,055,053

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$5.35	$5.44	$5.43	$5.54	$5.39

Income from investment operations:
Net investment income	0.11	0.12	0.12	0.12	0.12
Net gains/(losses) on securities	0.10	(0.09)	0.01	(0.11)	0.15

Total from investment operations	0.21	0.03	0.13	0.01	0.27
Less distributions:
Distributions from net investment income	(0.11)	(0.12)	(0.12)	(0.12)	(0.12)

Net asset value, end of year	$5.45	$5.35	$5.44	$5.43	$5.54

Total return	3.88%	0.50%	2.35%	0.11%	5.10%
Net assets, end of year (in thousands)	$85,169	$80,055	$82,218	$89,403	$89,528
Ratio of net expenses to average net assets (a)	0.72%	0.73%	0.74%	0.72%	0.73%
Ratio of gross expenses to average net assets	0.72%	0.73%	0.74%	0.72%	0.73%
Ratio of net investment income to average net assets	1.96%	2.17%	2.14%	2.12%	2.22%
Portfolio turnover	26.49%	20.19%	9.06%	6.63%	4.73%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
28.84% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$107,961
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	459,281
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2	125,000	130,725
MS Development Bank Special Obligation Desoto County	4.750	01/01/2035	Aa3	225,000	238,739
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,000
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	225,032
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	125,000	133,119
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3	245,000	260,913
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3	125,000	132,633
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	Aa2	85,000	96,468
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	113,893
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	68,816
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	75,587
MS Development Bank Special Obligation Jones County Junior College	5.100	03/01/2028	AA*	55,000	61,311
MS Development Bank Special Obligation Jones County Junior College	5.000	03/01/2033	AA*	150,000	166,815
MS Development Bank Special Obligation Jones County Junior College	5.125	03/01/2039	AA*	45,000	50,193
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2	80,000	83,465
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2	150,000	156,497
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2	55,000	58,572
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	334,692
MS Development Bank Special Obligation Madison County Highway	5.000	01/01/2027	Aa3	95,000	95,013
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	108,038
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2	100,000	113,541

					3,318,301
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
26.13% of Net Assets
Delta MS State University Educational Building Corporation^	4.000	12/01/2038	Aa2	250,000	278,860
Jackson State University Educational Building	5.000	03/01/2034	Aa2	250,000	302,773
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	196,786
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	154,985
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	284,810
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	56,295
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	203,114
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	367,221
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	701,640
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	234,896
University of Mississippi Educational Building Corporation	4.000	11/01/2039	Aa2	200,000	224,362

					3,005,741
PUBLIC FACILITIES REVENUE BONDS
15.59% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	57,726
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	352,129
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	172,478
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	480,000	564,542
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	109,415
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	A1	150,000	180,810
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	A3	125,000	157,576
MS State Development Bank Special Obligation Refunding — City of Jackson	5.000	03/01/2036	A3	150,000	198,636

					1,793,312
MUNICIPAL UTILITY REVENUE BONDS
12.83% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A3	700,000	818,433
MS State Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A3	250,000	340,238
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2030	A2	125,000	148,576
MS State Development Bank Special Obligation Jackson Water & Sewer	5.000	12/01/2033	A*	50,000	58,490

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS State Development Bank Special Obligation Jackson Water & Sewer	4.500%	09/01/2034	A2	$100,000	$110,405

					1,476,142
TURNPIKES/TOLLROAD/HIGHWAY BONDS
6.08% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	118,878
MS Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3	200,000	253,130
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	235,568
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	91,595

					699,171
SCHOOL IMPROVEMENT BONDS
4.93% of Net Assets
MS State Development Bank Special Obligation — Canton School District	5.000	12/01/2033	A1	100,000	121,613
MS State Development Bank Special Obligation — Jackson Schools	5.000	04/01/2028	A+*	375,000	445,980

					567,593
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.40% of Net Assets
Medical Center Educational Building Corporation — University of Mississippi	5.000	06/01/2034	Aa2	100,000	110,626
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	141,616
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	139,428

					391,670
REFUNDED BONDS
1.87% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	157,612
MS State Refunding	5.250	11/01/2019	Aa2	50,000	57,256

					214,868
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.39% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	150,075
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					160,475
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.22% of Net Assets
MS Home Corporation Single Family Mortgage	5.050	12/01/2028	Aaa	25,000	25,652

Total Investments 101.28% of Net Assets (cost $10,720,126) (See (a) below for further explanation)					$11,652,925

Other liabilities in excess of assets -1.28%					(147,903)

Net Assets 100%					$11,505,022

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,719,754 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$934,022
Unrealized depreciation	(851)

Net unrealized appreciation	$933,171

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2016

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,652,925
Level 3	Significant Unobservable Inputs	—

$11,652,925

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $10,720,126)		$11,652,925
Cash		47,530
Interest receivable		153,795

Total assets		11,854,250
LIABILITIES:
Payable for:
Investments purchased	279,625
Distributions to shareholders	52,759
Investment advisory fee	3,092
Transfer agent fee	3,065
Accrued expenses	10,687

Total liabilities		349,228

NET ASSETS:
Capital		10,567,553
Accumulated net investment income		306
Net accumulated gain on investment transactions		4,364
Net unrealized appreciation in value of investments		932,799

Net assets at value		$11,505,022

NET ASSET VALUE, offering price and redemption price per share (916,373 shares outstanding; unlimited number of shares authorized; no par value)		$12.55

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$409,836

Expenses:
Investment advisory fee	55,778
Transfer agent fee	16,733
Custodian expense	6,489
Professional fees	2,430
Trustees fees	1,132
Pricing expense	5,000
Registration fees	6,011
Other expenses	4,312

Total expenses	97,885
Fees waived by Adviser (Note 2)	(19,398)
Custodian expense reduction	(33)

Net expenses	78,454

Net investment income	331,382

Realized and unrealized gain on investments:
Net realized gain	4,364
Net change in unrealized appreciation/depreciation	473,931

Net realized and unrealized gain on investments	478,295

Net increase in net assets resulting from operations	$809,677

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$331,382	$337,233
Net realized gain on investments	4,364	10,004
Net change in unrealized appreciation/depreciation	473,931	53,973

Net increase in net assets resulting from operations	809,677	401,210
Distributions from net investment income (Note 6)	(331,306)	(337,157)
Distributions from capital gains (Note 6)	(2,937)	—
Net fund share transactions (Note 4)	113,758	401,625

Total increase	589,192	465,678
Net assets:
Beginning of year	10,915,830	10,450,152

End of year	$11,505,022	$10,915,830

Accumulated net investment income	$306	$230

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$12.03	$11.95	$11.65	$12.01	$11.33

Income from investment operations:
Net investment income	0.36	0.37	0.38	0.39	0.42
Net gains/(losses) on securities	0.52	0.08	0.31	(0.33)	0.68

Total from investment operations	0.88	0.45	0.69	0.06	1.10
Less distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.38)	(0.42)	(0.42)
Distributions from capital gains	0.00 (b)	0.00	(0.01)	—	—

Total distributions	(0.36)	(0.37)	(0.39)	(0.42)	(0.42)

Net asset value, end of year	$12.55	$12.03	$11.95	$11.65	$12.01

Total return	7.49%	3.80%	6.08%	0.38%	9.87%
Net assets, end of year (in thousands)	$11,505	$10,916	$10,450	$8,309	$7,712
Ratio of net expenses to average net assets (a)	0.70%	0.69%	0.69%	0.66%	0.65%
Ratio of gross expenses to average net assets	0.88%	0.86%	0.90%	0.89%	0.92%
Ratio of net investment income to average net assets	2.97%	3.07%	3.26%	3.22%	3.59%
Portfolio turnover	3.26%	6.47%	1.96%	13.81%	9.99%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
18.69’% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2	$1,000,000	$1,044,850
Cabarrus County NC Certificates of Participation	5.000	06/01/2025	Aa2	1,000,000	1,082,440
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2	750,000	829,080
Charlotte NC Water & Sewer Systems Revenue	4.500	07/01/2028	Aaa	750,000	750,083
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1	300,000	337,026
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2	490,000	529,396
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3	550,000	568,315
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1	415,000	460,426
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	480,465
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,723,378
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	1,984,235
NC Eastern Municipal Power Agency	6.000	01/01/2025	A3	1,150,000	1,582,642
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	NR	275,000	347,262
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1	1,000,000	1,026,000
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	AAA@	210,000	230,899
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	AAA@	1,815,000	2,006,864
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,025,820
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3	1,325,000	1,424,547
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2	1,250,000	1,300,225
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2	1,000,000	1,040,180
University of NC Chapel Hill	5.000	12/01/2031	Aaa	1,215,000	1,290,269
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,095,930
University of NC System Pool Revenue	5.000	10/01/2034	Aa2	1,950,000	2,213,776
University of North Carolina	5.000	10/01/2033	A1	515,000	564,403
University of North Carolina	5.000	10/01/2033	A1	340,000	372,616
University of North Carolina	5.000	10/01/2033	Aa3	145,000	146,398
University of North Carolina	5.000	10/01/2033	Aa3	235,000	237,710
University of North Carolina	5.000	10/01/2033	Aa3	50,000	50,582
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,683,285
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2	250,000	270,510
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	NR	385,000	400,435

					28,100,045
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
16.90% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	241,166
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	348,351
NC Capital Facilities Financial Agency Education Duke University	5.000	10/01/2038	Aa1	500,000	555,030
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3	500,000	549,835
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3	1,250,000	1,373,613
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	370,428
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,498,720
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,142,640
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	909,075
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	117,461
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,247,204
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	711,727
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,787,205
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	880,133
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,194,610
University of NC Greensboro**	5.000	04/01/2039	Aa3	2,870,000	3,448,879
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	587,950
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	593,065
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,095,867
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	661,260
University of NC Wilmington Limited Obligation^	4.000	06/01/2034	A1	500,000	568,345
University of North Carolina	5.000	10/01/2033	A1	145,000	157,411

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of North Carolina Wilmington Limited Obligation^	4.000%	06/01/2033	A1	$1,200,000	$1,366,296
Western Carolina University	5.000	10/01/2045	Aa3	825,000	1,006,591

					25,412,861
MUNICIPAL UTILITY REVENUE BONDS
13.28% of Net Assets
Brunswick County NC Enterprise System Revenue**	5.000	04/01/2031	Aa3	500,000	622,605
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa1	550,000	665,583
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,206,920
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,246,520
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	705,250
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	308,413
Greenville NC Combined Enterprise System Revenue	5.000	04/01/2034	Aa2	500,000	627,760
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	912,315
Jacksonville NC Enterprise System Revenue	5.250	05/01/2030	Aa3	300,000	411,213
Jacksonville NC Enterprise System Revenue	5.250	05/01/2031	Aa3	225,000	311,459
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,358,380
Moore County NC	5.000	06/01/2031	Aa3	2,750,000	3,130,765
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,517,325
NC Eastern Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	587,765
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	622,375
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	637,980
NC Municipal Power Agency #1 Catawba Electric Revenue	4.750	01/01/2030	A2	80,000	87,023
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A2	730,000	801,803
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,112,657
Wilmington NC Storm Water Fee Revenue	5.000	06/01/2028	AA+*	115,000	119,393
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1	780,000	806,972
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1	750,000	774,840
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2029	A1	1,355,000	1,397,913

					19,973,228
HOSPITAL AND HEALTHCARE
13.20% of Net Assets
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,790,865
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2031	Aa3	450,000	460,566
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2027	Aa3	1,090,000	1,150,321
Charlotte Mecklenburg NC Hospital Healthcare System	5.250	01/15/2039	Aa3	750,000	823,230
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	586,385
NC State Medical Care Commission Health Care Facilities	5.000	06/01/2034	Aa2	1,670,000	1,875,594
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2	500,000	566,490
NC State Medical Care Commission Health Care Facilities Mission Health	5.000	10/01/2036	Aa3	3,045,000	3,720,929
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	905,693
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,385,000	1,668,870
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,155,790
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	234,710
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	740,441
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,175,920
NC State Medical Care Commission Wake Medical	5.000	10/01/2031	A2	1,000,000	1,174,830
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,377,145
NC State Medical Care Community Hospital Revenue NC Baptist Hospital	4.750	06/01/2030	A2	405,000	444,690

					19,852,467
REFUNDING BONDS
10.13% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa2	2,000,000	2,469,500
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa2	840,000	1,015,955
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa2	750,000	910,418
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2	1,455,000	1,565,362
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2	775,000	833,017
Chatham County NC	5.000	11/01/2032	Aa2	825,000	1,025,269
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	118,013

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Durham Capital Financing Corporation Limited Obligation	5.000%	06/01/2034	Aa1	$500,000	$604,735
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	657,746
Monroe NC Limited Obligation	5.000	03/01/2035	Aa3	390,000	486,946
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,715,000	2,126,103
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	614,853
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa2	500,000	591,555
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	597,680
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	316,360
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	505,779
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	159,141
Wake County NC Limited Obligation	5.000	12/01/2035	Aa1	500,000	637,205

					15,235,635
SCHOOL IMPROVEMENT BONDS
7.23% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa3	250,000	310,525
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa3	250,000	309,145
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,778,797
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	632,290
Duplin County Limited Obligation	5.000	04/01/2034	A2	235,000	289,217
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	930,428
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3	750,000	783,525
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3	2,045,000	2,356,106
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	613,725
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,437,446
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	428,334

					10,869,537
PUBLIC FACILITIES REVENUE BONDS
5.83% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2	900,000	996,453
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	402,864
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	311,625
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	620,870
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1	265,000	310,980
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1	100,000	117,112
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	602,435
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1	550,000	584,529
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	616,000
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,738,932
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	598,175
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	890,198
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2	800,000	976,896

					8,767,069
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.12% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2030	Aa2	250,000	299,695
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa2	600,000	741,396
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	365,000	449,016
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	250,000	298,445
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2	1,100,000	1,340,570
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1	340,000	404,053
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	575,870
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	875,918
Winston Salem NC Certificates of Participation	4.750	06/01/2031	Aa1	620,000	621,420
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa2	500,000	586,725

					6,193,107

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT BONDS
3.22% of Net Assets
Charlotte NC Douglas International Airport	5.000%	07/01/2030	Aa3	$1,095,000	$1,345,908
Charlotte NC Douglas International Airport	5.000	07/01/2025	Aa3	1,000,000	1,041,760
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	268,664
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,680,081
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	500,012

					4,836,425
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.64% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	247,176
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2	500,000	587,470
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2	1,385,000	1,624,356

					2,459,002
ESCROWED TO MATURITY BONDS
1.49% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,155,435
NC Eastern Municipal Power Agency	6.000	01/01/2018	AAA@	1,000,000	1,080,190

					2,235,625
LEASE REVENUE BONDS
1.23% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2	1,500,000	1,844,085

MISCELLANEOUS REVENUE BONDS
.41% of Net Assets
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	617,375

Total Investments 97.37% of Net Assets (cost $136,367,162 (See (a) below for further explanation)					$146,396,461

Other assets in excess of liabilities 2.63%					3,950,585

Net Assets 100%					$150,347,046

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $136,364,019 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$10,032,442
Unrealized depreciation	—

Net unrealized appreciation	$10,032,442

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	146,396,461
Level 3	Significant Unobservable Inputs	—

$146,396,461

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $136,367,162)		$146,396,461
Cash		4,922,021
Receivable for fund shares sold		30,000
Interest receivable		1,469,661

Total assets		152,818,143
LIABILITIES:
Payable for:
Investments purchased	1,913,418
Distributions to shareholders	320,904
Fund shares redeemed	132,541
Investment advisory fee	60,451
Transfer agent fee	25,767
Accrued expenses	18,016

Total liabilities		2,471,097

NET ASSETS:
Capital		140,879,145
Accumulated net investment income		3,143
Accumulated net realized loss on investment transactions		(564,541)
Net unrealized appreciation in value of investments		10,029,299

Net assets at value		$150,347,046

NET ASSET VALUE, offering price and redemption price per share (12,511,061 shares outstanding; unlimited number of shares authorized; no par value)		$12.02

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$4,793,688

Expenses:
Investment advisory fee	654,493
Transfer agent fee	167,198
Custodian expense	21,071
Professional fees	28,474
Trustees fees	13,274
Other expenses	49,928

Total expenses	934,438
Custodian expense reduction	(108)

Net expenses	934,330

Net investment income	3,859,358

Realized and unrealized gain on investments:
Net realized gain	2,054
Net change in unrealized appreciation/depreciation	5,728,384

Net realized and unrealized gain on investments	5,730,438

Net increase in net assets resulting from operations	$9,589,796

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$3,859,358	$3,363,838
Net realized gain on investments	2,054	14,631
Net change in unrealized appreciation/depreciation	5,728,384	(437,611)

Net increase in net assets resulting from operations	9,589,796	2,940,858
Distributions from net investment income (Note 6)	(3,858,780)	(3,362,896)
Net fund share transactions (Note 4)	20,898,699	25,260,770

Total increase	26,629,715	24,838,732
Net assets:
Beginning of year	123,717,331	98,878,599

End of year	$150,347,046	$123,717,331

Accumulated net investment income	$3,143	$2,565

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$11.53	$11.54	$11.31	$11.59	$10.92

Income from investment operations:
Net investment income	0.34	0.36	0.37	0.36	0.39
Net gains/(losses) on securities	0.49	(0.01)	0.24	(0.26)	0.67

Total from investment operations	0.83	0.35	0.61	0.10	1.06
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.37)	(0.36)	(0.39)
Distributions from capital gains	—	—	(0.01)	(0.02)	—

Total distributions	(0.34)	(0.36)	(0.38)	(0.38)	(0.39)

Net asset value, end of year	$12.02	$11.53	$11.54	$11.31	$11.59

Total return	7.28%	3.00%	5.57%	0.76%	9.87%
Net assets, end of year (in thousands)	$150,347	$123,717	$98,879	$95,127	$88,304
Ratio of net expenses to average net assets (a)	0.70%	0.71%	0.72%	0.71%	0.71%
Ratio of gross expenses to average net assets	0.70%	0.71%	0.72%	0.71%	0.71%
Ratio of net investment income to average net assets	2.87%	3.04%	3.29%	3.07%	3.46%
Portfolio turnover	6.09%	4.56%	9.73%	3.59%	5.94%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
22.05% of Net Assets
Brunswick County NC Community College	4.250%	05/01/2022	Aa2	$125,000	$128,724
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2	420,000	454,289
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2	200,000	221,088
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1	435,000	488,688
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1	240,000	269,621
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1	200,000	212,272
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2	175,000	188,148
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3	225,000	232,493
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	260,223
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3	550,000	588,033
NC Infrastructure Certificates of Participation	5.000	02/01/2020	Aa1	425,000	435,846
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2	150,000	159,279
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	AAA@	45,000	49,769
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	155,000	173,217
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1	100,000	107,849
Onslow NC Water & Sewer	4.250	06/01/2022	A3	150,000	160,134
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	205,104
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3	100,000	105,901
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1	205,000	217,548
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1	100,000	106,121
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1	200,000	209,566
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2	400,000	415,924
University of North Carolina	4.250	10/01/2021	A1	20,000	21,575
University of North Carolina	4.250	10/01/2021	A1	20,000	21,584
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2	100,000	106,661

					5,539,654
REFUNDING BONDS
21.11% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1	200,000	226,520
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	171,506
Charlotte NC Certificate of Participation	5.000	12/01/2024	Aa2	250,000	318,735
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2	125,000	144,323
Charlotte NC Certificates of Participation	4.000	06/01/2025	Aa2	300,000	348,045
Charlotte NC Certificates of Participation**	5.000	06/01/2023	Aa2	625,000	774,744
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2	350,000	371,217
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2	185,000	199,471
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	402,643
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3	100,000	108,882
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	154,335
Johnston County NC Limited Obligation	5.000	06/01/2029	Aa2	350,000	436,706
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	232,694
Raleigh NC Limited Obligation	5.000	10/01/2023	Aa2	250,000	312,643
Richmond County NC Limited Obligation	4.000	04/01/2019	A1	225,000	242,388
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3	250,000	308,338
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	122,138
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	203,448
Union County NC Limited Obligation	3.000	12/01/2018	Aa1	100,000	104,941
Warren County NC Limited Obligation	5.000	06/01/2023	A1	100,000	122,406

					5,306,121
MUNICIPAL UTILITY REVENUE BONDS
14.41% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa3	350,000	444,861
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	432,202
Gastonia North Carolina Combined Utilities System	4.000	05/01/2023	Aa2	150,000	176,516
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3	100,000	107,717
Moore County NC	5.000	06/01/2017	Aa3	685,000	712,270

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Moore County NC	5.000%	06/01/2021	Aa3	$200,000	$229,342
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	415,352
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	A2	130,000	132,950
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2021	A2	205,000	225,754
NC Municipal Power Agency #1Catawba Electric	5.250	01/01/2018	A2	95,000	101,406
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	114,875
Wilson NC Certificates of Participation	5.000	05/01/2018	A1	160,000	165,629
Wilson NC Certificates of Participation**	5.000	05/01/2022	A1	350,000	361,743

					3,620,615
SCHOOL IMPROVEMENT BONDS
8.65% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2	175,000	180,682
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2	150,000	153,248
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2	100,000	110,281
Cabarrus County NC Limited Obligation	5.000	04/01/2024	Aa2	350,000	440,794
Davidson County NC Limited Obligation	5.000	06/01/2024	Aa3	200,000	253,964
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	127,854
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3	150,000	163,754
New Hanover County North Carolina	4.000	02/01/2028	Aaa	100,000	118,740
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	308,783
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1	105,000	111,273
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	205,046

					2,174,417
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.97% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2018	Aa3	200,000	204,950
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3	200,000	205,006
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3	150,000	157,701
NC Medical Care Caromont Health	3.250	02/15/2018	A1	370,000	384,911
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	197,799
NC State Medical Care Commission Health Care Facilitities	4.000	06/01/2024	Aa2	200,000	237,860
NC State Medical Care Commission Health Care Facilitities	4.000	06/01/2025	Aa2	250,000	299,915
North Carolina State Medical Care Commission — Mission Health System	5.000	10/01/2024	Aa3	250,000	313,925

					2,002,067
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.18% of Net Assets
Appalachian NC State University^	5.000	10/01/2025	Aa3	235,000	302,758
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	252,883
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1	230,000	232,686
University of NC at Greensboro	5.000	04/01/2025	Aa3	100,000	117,553
University of NC Wilmington Limited Obligation^	5.000	06/01/2024	A1	265,000	332,662
University of North Carolina	4.250	10/01/2021	A1	60,000	64,291

					1,302,833
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.08% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa2	150,000	163,686
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1	150,000	153,765
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	115,616
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1	350,000	403,414
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1	120,000	126,917
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3	145,000	159,673
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2	125,000	154,670

					1,277,739
PUBLIC FACILITIES REVENUE BONDS
4.88% of Net Assets
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1	170,000	194,135
Chatham County NC Limited Obligation	5.000	11/01/2025	Aa2	500,000	640,695

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Mecklenburg NC Certificates of Participation	5.000%	02/01/2017	Aa1	$60,000	$61,517
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	330,358

					1,226,704
ESCROWED TO MATURITY BONDS
3.76% of Net Assets
Mecklenburg NC Certificates of Participation	5.000	02/01/2017	NR	45,000	46,148
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	277,809
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	146,961
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	157,694
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3	100,000	108,671
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2017	AAA@	70,000	71,639
NC Municipal Power Agency #1 Catawba Electric	5.250	01/01/2018	AAA@	30,000	32,070
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A1	100,000	103,000

					943,992
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.36% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2	310,000	343,012

AD VALOREM PROPERTY BONDS
1.24% of Net Assets
Smithville Township NC	5.000	06/01/2024	A1	250,000	312,353

LEASE REVENUE BONDS
1.12% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	282,398

AIRPORT BONDS
0.84% of Net Assets
Charlotte NC Airport — Charlotte Douglas International	4.125	07/01/2016	Aa3	100,000	100,011
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3	105,000	111,036

					211,047
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.40% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2	100,000	101,450

Total Investments 98.05% of Net Assets (cost $23,915,256) (See (a) below for further explanation)					$24,644,401

Other assets in excess of liabilities 1.95%					489,616

Net Assets 100%					$25,134,017

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $23,915,256 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$729,145
Unrealized depreciation	—

Net unrealized appreciation	$729,145

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2016

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,644,401
Level 3	Significant Unobservable Inputs	—

$24,644,401

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $23,915,256)		$24,644,401
Cash		942,456
Interest receivable		213,654

Total assets		25,800,511
LIABILITIES:
Payable for:
Investments purchased	625,421
Distributions to shareholders	5,984
Fund shares redeemed	5,072
Investment advisory fee	10,042
Transfer agent fee	2,896
Trustees fees	830
Accrued expenses	16,249

Total liabilities		666,494

NET ASSETS:
Capital		24,406,452
Accumulated net realized loss on investment transactions		(1,580)
Net unrealized appreciation in value of investments		729,145

Net assets at value		$25,134,017

NET ASSET VALUE, offering price and redemption price per share (2,274,430 shares outstanding; unlimited number of shares authorized; no par value)		$11.05

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$570,909

Expenses:
Investment advisory fee	119,306
Transfer agent fee	34,634
Custodian expense	9,357
Pricing fees	9,999
Professional fees	5,217
Trustees fees	2,430
Other expenses	17,551

Total expenses	198,494
Custodian expense reduction	(48)

Net expenses	198,446

Net investment income	372,463

Realized and unrealized gain/(loss) on investments:
Net realized loss	(54)
Net change in unrealized appreciation/depreciation	243,375

Net realized and unrealized gain on investments	243,321

Net increase in net assets resulting from operations	$615,784

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2016

	2016	2015
Operations:
Net investment income	$372,463	$427,514
Net realized gain/(loss) on investments	(54)	1,485
Net change in unrealized appreciation/depreciation	243,375	(274,238)

Net increase in net assets resulting from operations	615,784	154,761
Distributions from net investment income (Note 6)	(372,463)	(427,514)
Net fund share transactions (Note 4)	427,588	(1,215,800)

Total increase/(decrease)	670,909	(1,488,553)
Net assets:
Beginning of year	24,463,108	25,951,661

End of year	$25,134,017	$24,463,108

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$10.94	$11.06	$11.00	$11.23	$10.93

Income from investment operations:
Net investment income	0.17	0.19	0.20	0.21	0.24
Net gains/(losses) on securities	0.11	(0.12)	0.08	(0.21)	0.30

Total from investment operations	0.28	0.07	0.28	0.00	0.54
Less distributions:
Distributions from net investment income	(0.17)	(0.19)	(0.20)	(0.21)	(0.24)
Distributions from capital gains	0.00	0.00	(0.02)	(0.02)	—

Total distributions	(0.17)	(0.19)	(0.22)	(0.23)	(0.24)

Net asset value, end of year	$11.05	$10.94	$11.06	$11.00	$11.23

Total return	2.59%	0.60%	2.53%	(0.06)%	4.98%
Net assets, end of year (in thousands)	$25,134	$24,463	$25,952	$26,333	$24,734
Ratio of net expenses to average net assets (a)	0.83%	0.83%	0.81%	0.78%	0.78%
Ratio of gross expenses to average net assets	0.83%	0.83%	0.81%	0.78%	0.78%
Ratio of net investment income to average net assets	1.56%	1.69%	1.80%	1.87%	2.15%
Portfolio turnover	24.05%	9.79%	7.10%	10.19%	12.31%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
39.83% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$780,353
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,820,133
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA+*	250,000	311,593
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA+*	1,825,000	2,257,416
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	274,203
Clarksville TN Electric Systems Revenue	5.000	09/01/2028	Aa2	1,000,000	1,155,840
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	552,475
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,295,840
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,173,460
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	624,315
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2041	Aa2	2,750,000	3,406,810
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	593,820
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	1,030,096
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	958,455
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3	1,000,000	1,031,750
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3	740,000	762,585
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	605,810
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,187,320
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	812,560
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,169,670
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	311,473
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	309,258
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	281,212
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,546,875
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	3,085,000	3,587,547
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA+*	500,000	610,000
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*	500,000	608,375
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA+*	500,000	623,715
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	615,175
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2030	Aa3	3,250,000	4,003,480
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	704,456
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2040	Aa3	2,265,000	2,705,339
South Blount County TN UtilityDistrict Waterworks	5.000	12/01/2028	A2	765,000	865,949
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	578,020
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,165,000	1,205,426
West Wilson Utility District TN Waterworks	5.000	06/01/2033	Aa3	1,170,000	1,353,854
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,260,602
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,556,152

					46,531,407
PREREFUNDED BONDS
16.11% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*	250,000	268,155
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,313,388
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,704,973
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	291,532
Harpeth Valley TN Utilities District	5.000	09/01/2032	Aa3	1,420,000	1,493,371
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,054,570
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	190,000	190,357
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*	460,000	495,089
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2	3,000,000	3,194,370
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	205,000	212,675
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2	35,000	36,326
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2	1,195,000	1,240,279
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2	205,000	212,767
Metropolitan Government Nashville & Davidson County TN	5.000	10/01/2034	NR	210,000	238,333
Shelby County TN Health Education and Housing Facilities	5.250	09/01/2027	A1	1,000,000	1,074,680

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
South Blount County TN UtilityDistrict Waterworks	5.000%	12/01/2028	A2	$360,000	$411,030
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1	1,000,000	1,078,490
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1	500,000	559,515
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	NR	235,000	253,800
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1	1,065,000	1,151,840
West Wilson TN Utility District Waterworks	4.750	06/01/2028	NR	1,295,000	1,343,459

					18,818,999
PUBLIC FACILITIES REVENUE BONDS
12.20% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2	100,000	111,572
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2	1,500,000	1,668,990
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2	750,000	825,240
Memphis Shelby County Sports Authority	5.250	11/01/2026	Aa3	500,000	569,545
Memphis Shelby County Sports Authority	5.250	11/01/2027	Aa3	750,000	853,785
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	986,400
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	714,300
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,820,190
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	896,804
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	707,022
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,643,138
Pigeon Forge Industrial Development Board	5.000	06/01/2029	AA*	2,120,000	2,468,401
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	983,569

					14,248,956
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.98% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	237,980
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2	1,150,000	1,406,255
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2	790,000	891,412
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1	500,000	581,650
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	791,960
TN State School Bond Authority	5.000	11/01/2043	Aa1	1,000,000	1,203,400
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,733,102
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,481,680

					9,327,439
HOSPITAL AND HEALTHCARE
7.45% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A3	500,000	576,540
Jackson TN Hospital Revenue Jackson Madison County Hospital	5.000	04/01/2036	A1	500,000	589,950
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	1,705,000	2,076,809
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,150,612
Rutherford County TN Health &Educational Facilities Ascension Health	5.000	11/15/2040	Aa2	1,500,000	1,695,945
Shelby County TN Health Education and Housing Facilities	5.000	05/01/2027	A1	750,000	866,183
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa1	1,750,000	1,750,333

					8,706,371
REFUNDING BONDS
7.28% of Net Assets
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2	1,000,000	1,051,210
Greene County TN General Obligation — Series B	5.000	06/01/2024	A1	505,000	505,394
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2	100,000	113,887
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	610,025
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	302,410
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,237,910
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	304,408
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	306,223
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	604,420
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2033	Aa2	750,000	956,183
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3	1,000,000	1,072,560

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Shelby County TN Refunding Series A	5.000%	03/01/2026	Aa1	$1,200,000	$1,444,080

					8,508,708
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.18% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	NR	135,000	135,008
TN Housing Development Agency	5.000	07/01/2029	Aa1	385,000	397,898
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1	490,000	512,413
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1	920,000	969,956
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	495,000	535,902

					2,551,176
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.04% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	720,938
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	987,828
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	669,033

					2,377,798
AIRPORT BONDS
1.83% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	982,776
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	305,745
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	854,812

					2,143,333
SCHOOL IMPROVEMENT BONDS
1.40% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,630,284

INDUSTRIAL REVENUE BONDS
.84% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	982,702

ESCROWED TO MATURITY BONDS
.07% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	80,000	80,235

Total Investments 99.21% of Net Assets (cost $107,415,835) (See (a) below for further explanation)					$115,907,408

Other assets in excess of liabilities .79%					923,266

Net Assets 100%					$116,830,674

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $107,415,835 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$8,491,573
Unrealized depreciation	—

Net unrealized appreciation	$8,491,573

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2016

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	115,907,408
Level 3	Significant Unobservable Inputs	—

$115,907,408

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $107,415,835)		$115,907,408
Cash		24,523
Interest receivable		1,388,571

Total assets		117,320,502
LIABILITIES:
Payable for:
Distributions to shareholders	251,986
Fund shares redeemed	124,866
Investment advisory fee	48,296
Transfer agent fee	12,117
Trustees fees	1,985
Accrued expenses	50,578

Total liabilities		489,828

NET ASSETS:
Capital		108,924,902
Accumulated net realized loss on investment transactions		(585,801)
Net unrealized appreciation in value of investments		8,491,573

Net assets at value		$116,830,674

NET ASSET VALUE, offering price and redemption price per share (9,823,487 shares outstanding; unlimited number of shares authorized; no par value)		$11.89

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$4,115,193

Expenses:
Investment advisory fee	555,461
Transfer agent fee	140,790
Custodian expense	20,881
Professional fees	24,433
Trustees fees	11,351
Other expenses	39,394

Total expenses	792,310
Custodian expense reduction	(107)

Net expenses	792,203

Net investment income	3,322,990

Realized and unrealized gain on investments:
Net realized gain	54,354
Net change in unrealized appreciation/depreciation	3,628,186

Net realized and unrealized gain on investments	3,682,540

Net increase in net assets resulting from operations	$7,005,530

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$3,322,990	$3,376,320
Net realized gain on investments	54,354	29,899
Net change in unrealized appreciation/depreciation	3,628,186	(391,648)

Net increase in net assets resulting from operations	7,005,530	3,014,571
Distributions from net investment income (Note 6)	(3,322,990)	(3,376,320)
Net fund share transactions (Note 4)	3,475,886	5,139,706

Total increase	7,158,426	4,777,957
Net assets:
Beginning of year	109,672,248	104,894,291

End of year	$116,830,674	$109,672,248

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$11.51	$11.55	$11.27	$11.56	$11.04

Income from investment operations:
Net investment income	0.34	0.36	0.37	0.36	0.40
Net gains/(losses) on securities	0.38	(0.04)	0.28	(0.29)	0.52

Total from investment operations	0.72	0.32	0.65	0.07	0.92
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.37)	(0.36)	(0.40)

Net asset value, end of year	$11.89	$11.51	$11.55	$11.27	$11.56

Total return	6.40%	2.77%	5.86%	0.56%	8.44%
Net assets, end of year (in thousands)	$116,831	$109,672	$104,894	$105,696	$100,583
Ratio of net expenses to average net assets (a)	0.71%	0.70%	0.71%	0.65%	0.70%
Ratio of gross expenses to average net assets	0.71%	0.70%	0.71%	0.69%	0.70%
Ratio of net investment income to average net assets	2.96%	3.08%	3.25%	3.10%	3.50%
Portfolio turnover	9.67%	7.01%	14.44%	7.37%	8.39%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
21.78% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2021	AA+*	$400,000	$428,771
Memphis TN	5.000	04/01/2024	Aa2	200,000	206,474
Memphis TN General Improvement	5.000	04/01/2022	Aa2	185,000	206,327
Memphis TN General Obligation	5.000	05/01/2020	Aa2	250,000	279,908
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2	200,000	212,990
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	NR	35,000	36,314
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2019	Aa2	215,000	223,069
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	23,297
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	157,319
Robertson County TN School	4.000	06/01/2020	Aa3	250,000	265,700
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2020	A1	400,000	430,360

					2,470,528
PUBLIC FACILITIES REVENUE BONDS
16.69% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	119,670
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	111,651
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	248,105
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3	275,000	290,051
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1	100,000	105,235
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	242,204
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	154,074
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	238,452
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	206,215
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	176,991

					1,892,647
MUNICIPAL UTILITY REVENUE BONDS
14.27% of Net Assets
Castalian Springs — Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	267,795
Chattanooga TN Electric Revenue	5.000	09/01/2023	AA+*	250,000	314,095
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	179,761
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	65,862
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2024	AA*	225,000	269,624
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2	100,000	102,729
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2	50,000	53,251
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	123,859
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.250	01/01/2019	Aa2	125,000	138,789
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	A3	100,000	102,888

					1,618,653
REFUNDING BONDS
12.69% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2	350,000	439,772
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	202,921
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	92,185
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	122,002
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	155,264
Rhea County TN	3.000	04/01/2018	A1	200,000	207,250
Unicoi County TN Refunding	5.250	04/01/2019	A1	200,000	219,180

					1,438,573
SCHOOL IMPROVEMENT BONDS
9.13% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	294,770
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	223,078
Rhea County TN	4.000	04/01/2025	A1	250,000	280,505
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	109,398
Sumner County TN	5.000	12/01/2025	AA+*	100,000	127,949

					1,035,700

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.80% of Net Assets
Blount County TN Public Building Authority	4.000%	06/01/2020	Aa2	$150,000	$163,050
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2	175,000	195,519
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	149,560
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	109,355
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2	100,000	105,418
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	161,916

					884,818
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.02% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2019	A+*	350,000	383,362
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	153,959
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	145,820

					683,142
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.98% of Net Assets
TN Housing Development Agency	4.800%	07/01/2024	Aa1	120,000	123,311
TN Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1	210,000	214,322

					337,633
HOSPITAL AND HEALTHCARE
2.55% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	289,279

AIRPORT BONDS
1.04% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	117,504

ESCROWED TO MATURITY BONDS
.23% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	25,809

Total Investments 95.18% of Net Assets (cost $10,399,945) (See (a) below for further explanation)					$10,794,287

Other assets in excess of liabilities 4.82%					546,164

Net Assets 100%					$11,340,451

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $10,399,945 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$394,456
Unrealized depreciation	(114)

Net unrealized appreciation	$394,342

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,794,287
Level 3	Significant Unobservable Inputs	—

$10,794,287

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $10,399,945)		$10,794,287
Cash		435,572
Interest receivable		127,919

Total assets		11,357,778
LIABILITIES:
Payable for:
Distributions to shareholders	2,578
Fund shares redeemed	2,145
Investment advisory fee	4,967
Transfer agent fee	1,498
Trustees fees	417
Accrued expenses	5,722

Total liabilities		17,327

NET ASSETS:
Capital		11,173,813
Accumulated net realized loss on investment transactions		(227,704)
Net unrealized appreciation in value of investments		394,342

Net assets at value		$11,340,451

NET ASSET VALUE, offering price and redemption price per share (1,037,771 shares outstanding; unlimited number of shares authorized; no par value)		$10.93

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$264,169

Expenses:
Investment advisory fee	56,587
Transfer agent fee	16,976
Custodian expense	7,555
Professional fees	2,472
Trustees fees	1,152
Pricing	3,001
Other expenses	9,694

Total expenses	97,437
Custodian expense reduction	(39)

Net expenses	97,398

Net investment income	166,771

Realized and unrealized gain on investments:
Net realized gain	6,408
Net change in unrealized appreciation/depreciation	190,782

Net realized and unrealized gain on investments	197,190

Net increase in net assets resulting from operations	$363,961

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$166,771	$178,683
Net realized gain on investments	6,408	485
Net change in unrealized appreciation/depreciation	190,782	(78,224)

Net increase in net assets resulting from operations	363,961	100,944
Distributions from net investment income (Note 6)	(166,771)	(178,683)
Net fund share transactions (Note 4)	109,789	326,636

Total increase	306,979	248,897
Net assets:
Beginning of year	11,033,472	10,784,575

End of year	$11,340,451	$11,033,472

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$10.74	$10.81	$10.75	$11.01	$10.85

Income from investment operations:
Net investment income	0.16	0.18	0.19	0.20	0.24
Net gains/(losses) on securities both realized and unrealized	0.19	(0.07)	0.06	(0.26)	0.16

Total from investment operations	0.35	0.11	0.25	(0.06)	0.40
Less distributions:
Distributions from net investment income	(0.16)	(0.18)	(0.19)	(0.20)	(0.24)

Net asset value, end of year	$10.93	$10.74	$10.81	$10.75	$11.01

Total return	3.28%	0.99%	2.36%	(0.53)%	3.74%
Net assets, end of year (in thousands)	$11,340	$11,033	$10,785	$11,021	$12,026
Ratio of net expenses to average net assets (a)	0.86%	0.85%	0.86%	0.86%	0.87%
Ratio of gross expenses to average net assets	0.86%	0.85%	0.86%	0.86%	0.87%
Ratio of net investment income to average net assets	1.47%	1.64%	1.78%	1.86%	2.21%
Portfolio turnover	7.37%	14.32%	11.38%	20.56%	1.86%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
59.97% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa	$1,500,000	$1,836,729
Federal Farm Credit Bank	5.050	12/21/2021	Aaa	370,000	444,003
Federal Farm Credit Bank	5.840	07/20/2022	Aaa	2,650,000	3,327,584
Federal Farm Credit Bank	5.250	05/10/2022	Aaa	2,000,000	2,429,122
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,441,672

					10,479,110
FEDERAL HOME LOAN BANK
30.49% of Net Assets
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,231,525
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	597,770
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,500,048

					5,329,342
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.98% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa	1,000,000	1,220,443

Total Investments 97.44% of Net Assets (cost $15,437,368) (See (a) below for further explanation)					$17,028,895

Other assets in excess of liabilities 2.56%					447,587

Net Assets 100%					$17,476,482

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $15,437,368 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,591,527
Unrealized depreciation	—

Net unrealized appreciation	$1,591,527

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$17,028,895
Level 3	Significant Unobservable Inputs	—

$17,028,895

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $15,437,368)		$17,028,895
Cash		300,372
Interest receivable		176,807

Total assets		17,506,074
LIABILITIES:
Payable for:
Distributions to shareholders	7,449
Fund shares redeemed	4,845
Investment advisory fee	2,853
Transfer agent fee	4,570
Trustee fee	1,145
Accrued expenses	8,730

Total liabilities		29,592

NET ASSETS:
Capital		16,075,839
Accumulated net realized loss on investment transactions		(190,884)
Net unrealized appreciation in value of investments		1,591,527

Net assets at value		$17,476,482

NET ASSET VALUE, offering price and redemption price per share (1,633,917 shares outstanding; unlimited number of shares authorized; no par value)		$10.70

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$540,840

Expenses:
Investment advisory fee	36,136
Transfer agent fee	27,102
Custodian expense	8,557
Professional fees	4,041
Trustees fees	1,887
Pricing fees	5,000
Postage expense	5,000
Registration fees	4,771
Other expenses	2,879

Total expenses	95,373
Custodian expense reduction	(44)

Net expenses	95,329

Net investment income	445,511

Realized and unrealized gain on investments:
Net realized gain	93,021
Net change in unrealized appreciation/depreciation	602,867

Net realized and unrealized gain on investments	695,888

Net increase in net assets resulting from operations	$1,141,399

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$445,511	$535,178
Net realized gain/(loss) on investments	93,021	(22,908)
Net change in unrealized appreciation/depreciation	602,867	130,410

Net increase in net assets resulting from operations	1,141,399	642,680
Distributions from net investment income (Note 6)	(445,511)	(535,178)
Net fund share transactions (Note 4)	(1,947,283)	(2,603,197)

Total decrease	(1,251,395)	(2,495,695)
Net assets:
Beginning of year	18,727,877	21,223,572

End of year	$17,476,482	$18,727,877

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$10.29	$10.25	$10.05	$10.58	$9.96

Income from investment operations:
Net investment income	0.26	0.26	0.28	0.30	0.34
Net gains/(losses) on securities	0.41	0.04	0.20	(0.53)	0.62

Total from investment operations	0.67	0.30	0.48	(0.23)	0.96
Less distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.28)	(0.30)	(0.34)

Net asset value, end of year	$10.70	$10.29	$10.25	$10.05	$10.58

Total return	6.57%	2.96%	4.89%	(2.34)%	9.72%
Net assets, end of year (in thousands)	$17,476	$18,728	$21,224	$23,395	$25,830
Ratio of net expenses to average net assets (a)	0.53%	0.51%	0.56%	0.48%	0.52%
Ratio of gross expenses to average net assets	0.53%	0.51%	0.56%	0.54%	0.52%
Ratio of net investment income to average net assets	2.47%	2.54%	2.81%	2.77%	3.25%
Portfolio turnover	0.00%	2.44%	15.33%	16.02%	8.94%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
30.56’% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa2	$250,000	$289,587
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2	130,000	174,502
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2	150,000	175,076
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	240,000	321,636
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	586,130
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	90,000	124,592
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	876,735
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1	225,000	248,517
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	84,791
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	840,768

					3,722,332
MUNICIPAL UTILITY REVENUE BONDS
26.35% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	579,910
American Municipal Power Ohio Incoporated	7.834	02/15/2041	A3	110,000	168,234
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3	40,000	47,473
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	68,954
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	432,585
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	289,526
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	395,931
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	558,900
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	490,344
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	64,201
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	113,320

					3,209,378
SCHOOL IMPROVEMENT BONDS
13.68% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	891,285
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2	400,000	478,192
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	296,620

					1,666,097
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.22% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3	250,000	305,378
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	580,595
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	283,980
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	75,057

					1,245,009
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.35% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa2	185,000	242,591
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	287,715

					530,306
TURNPIKES/TOLLROAD/HIGHWAY BONDS
3.54% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa2	300,000	344,604
MS Development Bank Special Obligation Build America	6.413	01/01/2040	Aa3	65,000	86,237

					430,841
MARINA/PORT AUTHORITY REVENUE BONDS
2.27% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	277,084

SALES TAX REVENUE
2.13% of Net Assets
Amarillo TX Hotel Occupancy Tax Revenue	4.250	08/15/2043	AA*	250,000	259,388

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

June 30, 2016

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.13% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746%	05/15/2042	Aa2	$100,000	$137,762

Total Investments 94.23% of Net Assets (cost $9,882,481) (See (a) below for further explanation)					$11,478,197

Other assets in excess of liabilities 5.77%					702,262

Net Assets 100%					$12,180,459

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

(a)	Cost for federal income tax purposes is $9,882,481 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,595,716
Unrealized depreciation	—

Net unrealized appreciation	$1,595,716

Other Information

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,478,197
Level 3	Significant Unobservable Inputs	—

$11,478,197

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016

ASSETS:
Investments in securities, at fair value (Cost: $9,882,481)		$11,478,197
Cash		603,866
Interest receivable		125,934

Total assets		12,207,997
LIABILITIES:
Payable for:
Distributions to shareholders	12,944
Investment advisory fee	4,864
Transfer agent fee	1,411
Trustees fees	227
Accrued expenses	8,092

Total liabilities		27,538

NET ASSETS:
Capital		10,545,477
Accumulated net realized gain on investment transactions		39,266
Net unrealized appreciation in value of investments		1,595,716

Net assets at value		$12,180,459

NET ASSET VALUE, offering price and redemption price per share (1,109,660 shares outstanding; unlimited number of shares authorized; no par value)		$10.98

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Net investment income:
Interest income	$644,207

Expenses:
Investment advisory fee	57,844
Transfer agent fee	17,353
Custodian expense	7,335
Professional fees	811
Trustees fees	1,192
Registration fees	6,367
Pricing	3,499
Other expenses	4,683

Total expenses	99,084
Custodian expense reduction	(38)

Net expenses	99,046

Net investment income	545,161

Realized and unrealized gain on investments:
Net realized gain	66,135
Net change in unrealized appreciation/depreciation	431,560

Net realized and unrealized gain on investments	497,695

Net increase in net assets resulting from operations	$1,042,856

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2016 and 2015

	2016	2015
Operations:
Net investment income	$545,161	$603,910
Net realized gain on investments	66,135	10,924
Net change in unrealized appreciation/depreciation	431,560	(65,832)

Net increase in net assets resulting from operations	1,042,856	549,002
Distributions from net investment income (Note 6)	(545,161)	(603,910)
Net fund share transactions (Note 4)	380,217	(1,011,672)

Total increase/(decrease)	877,912	(1,066,580)
Net assets:
Beginning of year	11,302,547	12,369,127

End of year	$12,180,459	$11,302,547

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$10.53	$10.57	$10.45	$10.82	$9.65

Income from investment operations:
Net investment income	0.50	0.52	0.51	0.51	0.52
Net gains/(losses) on securities	0.45	(0.04)	0.18	(0.36)	1.17

Total from investment operations	0.95	0.48	0.69	0.15	1.69
Less distributions:
Distributions from net investment income	(0.50)	(0.52)	(0.51)	(0.51)	(0.52)
Distributions from capital gains	—	—	(0.06)	(0.01)	—

Total distributions	(0.50)	(0.52)	(0.57)	(0.52)	(0.52)

Net asset value, end of year	$10.98	$10.53	$10.57	$10.45	$10.82

Total return	9.29%	4.49%	6.90%	1.35%	17.77%
Net assets, end of year (in thousands)	$12,180	$11,303	$12,369	$16,006	$16,042
Ratio of net expenses to average net assets (a)	0.86%	0.83%	0.89%	0.83%	0.85%
Ratio of gross expenses to average net assets	0.86%	0.83%	0.89%	0.83%	0.86%
Ratio of net investment income to average net assets	4.71%	4.80%	4.95%	4.71%	4.95%
Portfolio turnover	10.55%	8.45%	9.71%	9.57%	0.00%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Trust’s Board of Trustee’s Valuation Committee. The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of all of the Trustees the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	Organization and Significant Accounting Policies, continued

inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2016, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ended June 30, 2016.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2016. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2016, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAPP.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2016 have been evaluated by the Adviser for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2016, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$19,398
Mississippi Tax-Free Income Series	19,398

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the fiscal year ended June 30, 2016, each member of the Board of Trustees who is not an “interested person” of the Funds (the “Independent Trustees”), as defined by the 1940 Act, received a fee of $25,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average net asset basis for each Fund. The Independent Trustees fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2016, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$4,342,011	$1,415,541
Kentucky Tax-Free Income Series	121,134,375	114,260,583
Kentucky Tax-Free Short-to-Medium Series	26,581,130	22,017,407
Mississippi Tax-Free Income Series	838,618	360,100
North Carolina Tax-Free Income Series	27,779,215	8,070,891
North Carolina Tax-Free Short-to-Medium Series	6,220,357	5,687,240
Tennessee Tax-Free Income Series	14,670,144	9,918,426
Tennessee Tax-Free Short-to-Medium Series	808,120	941,648
Intermediate Government Bond Series	-0-	1,524,548
Taxable Municipal Bond Series	1,229,201	1,092,414

4.	Capital Shares

As of June 30, 2016 and 2015, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	330,008	$4,138,437	348,252	$4,338,373
Shares reinvested	32,626	409,976	32,772	409,254
Shares redeemed	(125,116)	(1,566,683)	(213,988)	(2,673,213)
Net increase	237,518	$2,981,730	167,036	$2,074,414

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	8,721,953	$69,077,836	11,235,815	$89,064,324
Shares reinvested	2,313,486	18,380,958	2,409,836	19,091,862
Shares redeemed	(10,507,020)	(83,116,232)	(10,054,449)	(79,704,854)
Net increase	528,419	$4,342,562	3,591,202	$28,451,332

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,222,604	$22,772,484	3,001,267	$16,255,332
Shares reinvested	172,866	932,860	207,625	1,123,674
Shares redeemed	(3,727,024)	(20,131,344)	(3,359,239)	(18,194,879)
Net increase/(decrease)	668,446	$3,574,000	(150,347)	$(815,873)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

4.	Capital Shares, continued

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	65,087	$797,613	100,220	$1,222,632
Shares reinvested	9,347	115,180	9,388	114,056
Shares redeemed	(65,257)	(799,035)	(77,047)	(935,063)
Net increase	9,177	$113,758	32,561	$401,625

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,991,113	$35,075,635	3,088,138	$36,022,454
Shares reinvested	215,757	2,542,539	184,173	2,145,388
Shares redeemed	(1,425,542)	(16,719,475)	(1,109,825)	(12,907,072)
Net increase	1,781,328	$20,898,699	2,162,486	$25,260,770

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	317,756	$3,497,671	255,618	$2,817,986
Shares reinvested	26,967	296,253	30,368	334,675
Shares redeemed	(306,621)	(3,366,336)	(396,396)	(4,368,461)
Net increase/(decrease)	38,102	$427,588	(110,410)	$(1,215,800)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,554,220	$18,100,583	1,037,008	$12,075,002
Shares reinvested	194,475	2,276,847	198,391	2,311,270
Shares redeemed	(1,450,426)	(16,901,544)	(793,632)	(9,246,566)
Net increase	298,269	$3,475,886	441,767	$5,139,706

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	132,588	$1,440,238	73,983	$801,525
Shares reinvested	12,623	136,957	13,478	145,797
Shares redeemed	(134,818)	(1,467,406)	(57,469)	(620,686)
Net increase	10,393	$109,789	29,992	$326,636

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	84,097	$878,394	92,710	$966,480
Shares reinvested	33,468	350,358	41,002	426,297
Shares redeemed	(302,898)	(3,176,035)	(385,931)	(3,995,974)
Net decrease	(185,333)	$(1,947,283)	(252,219)	$(2,603,197)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

4.	Capital Shares, continued

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2016		Year Ended June 30, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	346,871	$3,701,866	109,450	$1,178,580
Shares reinvested	32,945	352,944	35,388	381,058
Shares redeemed	(343,782)	(3,674,593)	(241,897)	(2,571,310)
Net increase/(decrease)	36,034	$380,217	(97,059)	$(1,011,672)

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2016, the Funds’ capital loss carry-forwards expire as follows:

	Short-term Expiring			No Expiration
	2017	2018	2019	Short-term	Long-term	Total
Alabama Tax Free Income Series	$—	$—	$—	$36,314	$—	$36,314
Kentucky Tax-Free Short-to-Medium Series	223,976	—	—	—	—	223,976
North Carolina Tax-Free Income Series	—	—	—	564,541	—	564,541
North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	1,580	1,580
Tennessee Tax-Free Income Series	—	371,142	—	214,659	—	585,801
Tennessee Tax-Free Short-to-Medium Series	—	—	—	—	227,704	227,704
Intermediate Government Bond Series	—	—	—	120,261	70,623	190,884

During the year ended June 30, 2016, the following Funds utilized capital loss carry-forwards as follows:

Amount
Alabama Tax-Free Income Series	$7,105
Kentucky Tax-Free Short-to-Medium Series	59,718
North Carolina Tax-Free Income Series	2,054
Tennessee Tax-Free Income Series	54,354
Tennessee Tax-Free Short-to-Medium Series	6,408
Intermediate Government Bond Series	69,993
Taxable Municipal Bond Series	14,681

During the year ended June 30, 2016, the following Funds had capital losses expire:

Amount
Kentucky Tax-Free Short-to-Medium Series	$168,214
Tennessee Tax-Free Short-to-Medium Series	23,418

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Fund incurred and will elect to defer net capital losses during the fiscal year 2016 as follows:

Post October Losses
Kentucky Tax-Free Short-to-Medium Series	$(2,369)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

6.	Federal Income Taxes, continued

During the year ended June 30, 2016, as a result of permanent book to tax differences, the Funds’ incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are due to expiration of capital loss carryforwards. Net assets were not affected by these reclassifications.

	Accumulated Net Realized Gain/Loss	Paid in Capital
Kentucky Tax-Free Short-to-Medium Series	$168,214	$(168,214)
Tennessee Tax-Free Short-to-Medium Series	23,418	(23,418)

The tax character of distributions paid for the years ended June 30, 2016 and 2015 were as follows:

	2016			2015
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$839,350	$—	$—	$825,972	$—	$—
Kentucky Tax-Free Income Series	31,348,902	—	258,021	32,463,029	—	402,816
Kentucky Tax-Free Short-to-Medium Series	1,645,818	—	—	1,726,545	—	—
Mississippi Tax-Free Income Series	331,306	—	2,937	337,157	—	—
North Carolina Tax-Free Income Series	3,858,780	—	—	3,362,896	—	—
North Carolina Tax-Free Short-to-Medium Series	372,463	—	—	427,514	—	—
Tennessee Tax-Free Income Series	3,322,990	—	—	3,376,320	—	—
Tennessee Tax-Free Short-to-Medium Series	166,771	—	—	178,683	—	—
Intermediate Government Bond Series	—	445,511	—	—	535,178	—
Taxable Municipal Bond Series	—	545,161	—	—	603,910	—

At June 30, 2016, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation on Investments
Alabama Tax-Free Income	$—	$106,544	$—	$2,029,504
Kentucky Tax-Free Income	—	3,225,289	174,329	78,083,513
Kentucky Tax-Free Short-to-Medium	—	63,402	—	3,210,368
Mississippi Tax-Free Income	—	52,695	4,364	933,169
North Carolina Tax-Free Income	—	320,904	—	10,032,443
North Carolina Tax-Free Short-to-Medium	—	5,984	—	729,145
Tennessee Tax-Free Income	—	251,984	—	8,491,573
Tennessee Tax-Free Short-to-Medium	—	2,578	—	394,342
Intermediate Government Bond	7,449	—	—	1,591,527
Taxable Municipal Bond Series	12,944	—	39,266	1,595,716

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$(36,317)	$(106,544)	$1,993,187
Kentucky Tax-Free Income		(3,225,289)	78,257,842
Kentucky Tax-Free Short-to-Medium	(226,346)	(63,402)	2,984,022
Mississippi Tax-Free Income	—	(52,759)	937,469
North Carolina Tax-Free Income	(564,541)	(320,904)	9,467,901
North Carolina Tax-Free Short-to-Medium	(1,580)	(5,984)	727,565
Tennessee Tax-Free Income	(585,801)	(251,984)	7,905,772
Tennessee Tax-Free Short-to-Medium	(227,704)	(2,578)	166,638
Intermediate Government Bond	(190,884)	(7,449)	1,400,643
Taxable Municipal Bond Series	—	(12,944)	1,634,982

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2016, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At June 30, 2016, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2016, the average interest rate on borrowings was 3.37% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$3,527
Kentucky Tax Free Income Series	57,637
Kentucky Tax-Free Short-to-Medium Series	34,243
Mississippi Tax-Free Income Series	571
North Carolina Tax-Free Income Series	1,309
North Carolina Tax-Free Short-to-Medium Series	5,505
Tennessee Tax-Free Income Series	36,145
Intermediate Government Bond Series	1,705

The Tennessee Tax-Free Short-to-Medium Series and the Taxable Municipal Bond Series did not draw on the line of credit during the fiscal year.

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of the Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) (collectively, the “Funds”) as of June 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dupree Mutual Funds at June 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 29, 2016

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2016

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in publicly traded companies
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 85	President	Annual Term; 37 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 65	Compliance Officer	Annual Term; 12 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 53	Executive Vice President	Annual Term; 11 years of service	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 55	Vice President, Secretary, Treasurer	Annual Term; 18 years of service as Vice President, 16 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Vincent H. Harrison 125 South Mill Street Lexington, KY 40507 Age: 45	Assistant Secretary, Assistant Treasurer	Annual Term; 1 year of service	Vice President Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 76	Chairman, Trustee	Annual Term; 15 years of service as Chairman; 27 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 53	Trustee	Annual Term 9 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 72	Trustee Chair, Nominating Committee	Annual Term; 14 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 64	Trustee Chair, Valuation Committee	Annual Term; 5 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 58	Trustee Chair, Audit Committee	Annual Term; 5 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

As of June 30, 2016, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2016

Trustee and officer information, continued

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2016, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2016

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2016	Beginning Account Value January 1, 2016*	Ending Account Value June 30, 2016**	Expenses Paid During the Six Months Ended June 30, 2016
Alabama Tax-Free Income Series
Actual	.71%	$1,000.00	$1,032.87	$3.55
Hypothetical	.71	1,000.00	1,024.86	3.54
Kentucky Tax-Free Income Series
Actual	.55	1,000.00	1,031.08	2.75
Hypothetical	.55	1,000.00	1,024.86	2.74
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,019.29	3.58
Hypothetical	.72	1,000.00	1,024.86	3.59
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	1,037.25	3.54
Hypothetical	.70	1,000.00	1,024.86	3.52
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,036.20	3.48
Hypothetical	.70	1,000.00	1,024.86	3.46
North Carolina Tax-Free Short-to-Medium Series
Actual	.83	1,000.00	1,012.88	4.13
Hypothetical	.83	1,000.00	1,024.86	4.16
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,031.83	3.53
Hypothetical	.71	1,000.00	1,024.86	3.52
Tennessee Tax-Free Short-to-Medium Series
Actual	.86	1,000.00	1,016.31	4.27
Hypothetical	.86	1,000.00	1,024.86	4.29

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2016

Schedule of Shareholder Expenses , continued

	Net Expense Ratio Annualized June 30, 2016	Beginning Account Value January 1, 2016*	Ending Account Value June 30, 2016**	Expenses Paid During the Six Months Ended June 30, 2016
Intermediate Government Bond Series
Actual	.53%	$1,000.00	$1,032.67	$2.68
Hypothetical	.53	1,000.00	1,024.86	2.67
Taxable Municipal Bond Series
Actual	.86	1,000.00	1,046.20	4.35
Hypothetical	.86	1,000.00	1,024.86	4.30

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [182/366] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site at http://www.dupree-funds.com. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services:

(a) Audit Fees. Fees for audit services provided to the Registrant were $141,900 and $133,800 for the fiscal years ended June 30, 2016 and 2015, respectively.

(b) Audit Related Fees. There were no fees for audit related-services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $39,500 and $38,300 for the fiscal years ended June 30, 2016 and 2015, respectively

(d) All Other Fees. Fees for all other services, which for fiscal year ended June 30, 2016 totaled $37,400 and consisted of examination of transfer agent ($10,300); Anti-Money Laundering Advisory services ($7,900); Internal control agreed upon procedures ($10,500) and Review of Semi-Annual report ($8,700) and for fiscal year ended June 30, 2015 totaled $36,300 and consisted of review of Transfer Agent ($10,000); Anti-Money Laundering services ($7,700); Internal control agreed upon procedures ($10,200); and Review of Semi-Annual report ($8,400).

(e)(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

(f) The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2016.

(g) The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant’s Investment Adviser were $0 and $11,000 for the fiscal years ended June 30, 2016 and 2015 respectively.

(h) Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On August 24, 2016 the Registrant’s Executive Vice President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 24, 2016 the Registrant’s Executive Vice President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s Executive Vice President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Treasurer

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III,
Executive Vice President

Date: August 24, 2016

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo
Vice President, Secretary, Treasurer

Date: August 24, 2016